UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS
(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206
(Address of Principal Executive Offices) (Zip code)

Terry H. Lin, Esq.
TIAA-CREF Funds
730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: May 31

Date of reporting period: August 31, 2018

Item 1. Schedule of Investments.

TIAA-CREF LIFECYCLE FUNDS – Lifecycle Retirement Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2018

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.6%[a]

DIRECT REAL ESTATE - 3.8%
1,899,870	b,c	TIAA-CREF Real Property Fund LP (purchased 8/1/16-7/30/18; cost $20,057,719)	$21,126,555
		TOTAL DIRECT REAL ESTATE	21,126,555

FIXED INCOME - 38.5%
11,220,455		TIAA-CREF Bond Fund	112,989,983
7,203,131		TIAA-CREF Bond Plus Fund	73,039,744
1,284,438		TIAA-CREF Emerging Markets Debt Fund	11,970,960
1,016,411		TIAA-CREF High-Yield Fund	9,798,198
960,609		TIAA-CREF International Bond Fund	9,461,999
		TOTAL FIXED INCOME	217,260,884

INFLATION-PROTECTED ASSETS - 9.9%
4,967,415		TIAA-CREF Inflation-Linked Bond Fund	56,131,785
		TOTAL INFLATION-PROTECTED ASSETS	56,131,785

INTERNATIONAL EQUITY - 11.2%
1,004,492		TIAA-CREF Emerging Markets Equity Fund	11,129,769
1,067,691		TIAA-CREF International Equity Fund	13,239,368
958,617		TIAA-CREF International Opportunities Fund	13,008,431
2,136,803		TIAA-CREF Quant International Equity Fund	17,051,686
742,994		TIAA-CREF Quant International Small-Cap Equity Fund	8,589,015
		TOTAL INTERNATIONAL EQUITY	63,018,269

SHORT-TERM FIXED INCOME - 10.6%
5,850,245		TIAA-CREF Short-Term Bond Fund	59,730,998
		TOTAL SHORT-TERM FIXED INCOME	59,730,998

U.S. EQUITY - 25.6%
1,886,314		TIAA-CREF Growth & Income Fund	29,916,948
1,134,930		TIAA-CREF Large-Cap Growth Fund	26,704,908
1,343,773		TIAA-CREF Large-Cap Value Fund	26,405,136
1,518,760		TIAA-CREF Quant Large-Cap Growth Fund	23,738,220
2,207,190		TIAA-CREF Quant Large-Cap Value Fund	23,484,505
388,426		TIAA-CREF Quant Small-Cap Equity Fund	8,289,007
438,222		TIAA-CREF Quant Small/Mid-Cap Equity Fund	6,139,491
		TOTAL U.S. EQUITY	144,678,215

		TOTAL AFFILIATED INVESTMENT COMPANIES	561,946,706
		(Cost $507,108,851)

		TOTAL INVESTMENTS - 99.6%	561,946,706
		(Cost $507,108,851)
		OTHER ASSETS & LIABILITIES, NET - 0.4%	2,169,351
		NET ASSETS - 100.0%	$564,116,057

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 8/31/18, the total value of this security amounted to $21,126,555 or 3.8% of net assets.
1

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2010 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2010 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2018

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.7%[a]

DIRECT REAL ESTATE - 3.8%
4,238,723	b,c	TIAA-CREF Real Property Fund LP (purchased 7/1/16-6/29/18; cost $44,423,950)	$47,134,595
		TOTAL DIRECT REAL ESTATE	47,134,595

FIXED INCOME - 38.2%
24,771,962		TIAA-CREF Bond Fund	249,453,658
15,903,603		TIAA-CREF Bond Plus Fund	161,262,537
2,838,289		TIAA-CREF Emerging Markets Debt Fund	26,452,850
2,238,119		TIAA-CREF High-Yield Fund	21,575,469
2,116,107		TIAA-CREF International Bond Fund	20,843,650
		TOTAL FIXED INCOME	479,588,164

INFLATION-PROTECTED ASSETS - 9.2%
10,245,977		TIAA-CREF Inflation-Linked Bond Fund	115,779,537
		TOTAL INFLATION-PROTECTED ASSETS	115,779,537

INTERNATIONAL EQUITY - 11.7%
2,328,885		TIAA-CREF Emerging Markets Equity Fund	25,804,046
2,498,865		TIAA-CREF International Equity Fund	30,985,922
2,246,345		TIAA-CREF International Opportunities Fund	30,482,908
4,992,696		TIAA-CREF Quant International Equity Fund	39,841,715
1,743,656		TIAA-CREF Quant International Small-Cap Equity Fund	20,156,659
		TOTAL INTERNATIONAL EQUITY	147,271,250

SHORT-TERM FIXED INCOME - 9.8%
12,114,094		TIAA-CREF Short-Term Bond Fund	123,684,896
		TOTAL SHORT-TERM FIXED INCOME	123,684,896

U.S. EQUITY - 27.0%
4,419,345		TIAA-CREF Growth & Income Fund	70,090,819
2,661,703		TIAA-CREF Large-Cap Growth Fund	62,629,869
3,150,812		TIAA-CREF Large-Cap Value Fund	61,913,464
3,558,551		TIAA-CREF Quant Large-Cap Growth Fund	55,620,151
5,171,762		TIAA-CREF Quant Large-Cap Value Fund	55,027,548
910,455		TIAA-CREF Quant Small-Cap Equity Fund	19,429,116
1,026,354		TIAA-CREF Quant Small/Mid-Cap Equity Fund	14,379,219
		TOTAL U.S. EQUITY	339,090,186

		TOTAL AFFILIATED INVESTMENT COMPANIES	1,252,548,628
		(Cost $1,065,318,813)

		TOTAL INVESTMENTS - 99.7%	1,252,548,628
		(Cost $1,065,318,813)
		OTHER ASSETS & LIABILITIES, NET - 0.3%	3,776,301
		NET ASSETS - 100.0%	$1,256,324,929

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 8/31/18, the total value of this security amounted to $47,134,595 or 3.8% of net assets.
2

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2015 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2015 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2018

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.7%[a]

DIRECT REAL ESTATE - 3.8%
6,525,305	b,c	TIAA-CREF Real Property Fund LP (purchased 11/28/16-6/26/18; cost $68,948,985)	$72,561,394
		TOTAL DIRECT REAL ESTATE	72,561,394

FIXED INCOME - 37.1%
37,127,278		TIAA-CREF Bond Fund	373,871,688
23,868,517		TIAA-CREF Bond Plus Fund	242,026,766
4,258,673		TIAA-CREF Emerging Markets Debt Fund	39,690,830
3,355,662		TIAA-CREF High-Yield Fund	32,348,577
3,155,181		TIAA-CREF International Bond Fund	31,078,532
		TOTAL FIXED INCOME	719,016,393

INFLATION-PROTECTED ASSETS - 7.2%
12,373,367		TIAA-CREF Inflation-Linked Bond Fund	139,819,051
		TOTAL INFLATION-PROTECTED ASSETS	139,819,051

INTERNATIONAL EQUITY - 13.2%
3,994,879		TIAA-CREF Emerging Markets Equity Fund	44,263,258
4,354,947		TIAA-CREF International Equity Fund	54,001,341
3,914,872		TIAA-CREF International Opportunities Fund	53,124,813
8,618,695		TIAA-CREF Quant International Equity Fund	68,777,189
3,036,165		TIAA-CREF Quant International Small-Cap Equity Fund	35,098,064
		TOTAL INTERNATIONAL EQUITY	255,264,665

SHORT-TERM FIXED INCOME - 7.9%
14,897,034		TIAA-CREF Short-Term Bond Fund	152,098,715
		TOTAL SHORT-TERM FIXED INCOME	152,098,715

U.S. EQUITY - 30.5%
7,694,693		TIAA-CREF Growth & Income Fund	122,037,839
4,634,791		TIAA-CREF Large-Cap Growth Fund	109,056,622
5,483,192		TIAA-CREF Large-Cap Value Fund	107,744,716
6,176,394		TIAA-CREF Quant Large-Cap Growth Fund	96,537,036
8,983,890		TIAA-CREF Quant Large-Cap Value Fund	95,588,591
1,583,923		TIAA-CREF Quant Small-Cap Equity Fund	33,800,914
1,787,042		TIAA-CREF Quant Small/Mid-Cap Equity Fund	25,036,454
		TOTAL U.S. EQUITY	589,802,172

		TOTAL AFFILIATED INVESTMENT COMPANIES	1,928,562,390
		(Cost $1,843,095,023)

		TOTAL INVESTMENTS - 99.7%	1,928,562,390
		(Cost $1,843,095,023)
		OTHER ASSETS & LIABILITIES, NET - 0.3%	6,692,156
		NET ASSETS - 100.0%	$1,935,254,546

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 8/31/18, the total value of this security amounted to $72,561,394 or 3.8% of net assets.
3

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2020 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2020 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2018

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.7%[a]

DIRECT REAL ESTATE - 3.8%
12,992,177	b,c	TIAA-CREF Real Property Fund LP (purchased 11/28/16-6/26/18; cost $137,217,407)	$144,473,012
		TOTAL DIRECT REAL ESTATE	144,473,012

FIXED INCOME - 34.7%
69,087,302		TIAA-CREF Bond Fund	695,709,128
44,569,822		TIAA-CREF Bond Plus Fund	451,937,997
8,040,798		TIAA-CREF Emerging Markets Debt Fund	74,940,241
6,185,217		TIAA-CREF High-Yield Fund	59,625,495
5,796,203		TIAA-CREF International Bond Fund	57,092,599
		TOTAL FIXED INCOME	1,339,305,460

INFLATION-PROTECTED ASSETS - 5.2%
17,839,096		TIAA-CREF Inflation-Linked Bond Fund	201,581,781
		TOTAL INFLATION-PROTECTED ASSETS	201,581,781

INTERNATIONAL EQUITY - 15.1%
9,043,741		TIAA-CREF Emerging Markets Equity Fund	100,204,646
9,959,697		TIAA-CREF International Equity Fund	123,500,242
8,936,803		TIAA-CREF International Opportunities Fund	121,272,420
19,557,476		TIAA-CREF Quant International Equity Fund	156,068,656
6,949,679		TIAA-CREF Quant International Small-Cap Equity Fund	80,338,292
		TOTAL INTERNATIONAL EQUITY	581,384,256

SHORT-TERM FIXED INCOME - 5.9%
22,207,834		TIAA-CREF Short-Term Bond Fund	226,741,981
		TOTAL SHORT-TERM FIXED INCOME	226,741,981

U.S. EQUITY - 35.0%
17,584,448		TIAA-CREF Growth & Income Fund	278,889,338
10,588,447		TIAA-CREF Large-Cap Growth Fund	249,146,155
12,536,074		TIAA-CREF Large-Cap Value Fund	246,333,849
14,132,795		TIAA-CREF Quant Large-Cap Growth Fund	220,895,586
20,517,025		TIAA-CREF Quant Large-Cap Value Fund	218,301,151
3,623,034		TIAA-CREF Quant Small-Cap Equity Fund	77,315,551
4,087,115		TIAA-CREF Quant Small/Mid-Cap Equity Fund	57,260,476
		TOTAL U.S. EQUITY	1,348,142,106

		TOTAL AFFILIATED INVESTMENT COMPANIES	3,841,628,596
		(Cost $3,599,936,913)

		TOTAL INVESTMENTS - 99.7%	3,841,628,596
		(Cost $3,599,936,913)
		OTHER ASSETS & LIABILITIES, NET - 0.3%	11,572,120
		NET ASSETS - 100.0%	$3,853,200,716

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 8/31/18, the total value of this security amounted to $144,473,012 or 3.8% of net assets.
4

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2025 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2025 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2018

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.7%[a]

DIRECT REAL ESTATE - 3.8%
15,154,807	b,c	TIAA-CREF Real Property Fund LP (purchased 8/1/16-6/26/18; cost $159,774,379)	$168,521,451
		TOTAL DIRECT REAL ESTATE	168,521,451

FIXED INCOME - 30.0%
69,477,137		TIAA-CREF Bond Fund	699,634,774
45,166,922		TIAA-CREF Bond Plus Fund	457,992,589
8,319,097		TIAA-CREF Emerging Markets Debt Fund	77,533,983
6,129,093		TIAA-CREF High-Yield Fund	59,084,456
5,643,270		TIAA-CREF International Bond Fund	55,586,213
		TOTAL FIXED INCOME	1,349,832,015

INFLATION-PROTECTED ASSETS - 3.2%
12,892,456		TIAA-CREF Inflation-Linked Bond Fund	145,684,757
		TOTAL INFLATION-PROTECTED ASSETS	145,684,757

INTERNATIONAL EQUITY - 17.7%
12,243,780		TIAA-CREF Emerging Markets Equity Fund	135,661,079
13,645,873		TIAA-CREF International Equity Fund	169,208,831
12,297,609		TIAA-CREF International Opportunities Fund	166,878,551
26,640,888		TIAA-CREF Quant International Equity Fund	212,594,285
9,546,571		TIAA-CREF Quant International Small-Cap Equity Fund	110,358,357
		TOTAL INTERNATIONAL EQUITY	794,701,103

SHORT-TERM FIXED INCOME - 3.9%
17,198,608		TIAA-CREF Short-Term Bond Fund	175,597,788
		TOTAL SHORT-TERM FIXED INCOME	175,597,788

U.S. EQUITY - 41.1%
24,145,761		TIAA-CREF Growth & Income Fund	382,951,767
14,525,417		TIAA-CREF Large-Cap Growth Fund	341,783,062
17,198,535		TIAA-CREF Large-Cap Value Fund	337,951,210
19,356,063		TIAA-CREF Quant Large-Cap Growth Fund	302,535,266
28,093,897		TIAA-CREF Quant Large-Cap Value Fund	298,919,062
4,966,544		TIAA-CREF Quant Small-Cap Equity Fund	105,986,039
5,608,334		TIAA-CREF Quant Small/Mid-Cap Equity Fund	78,572,759
		TOTAL U.S. EQUITY	1,848,699,165

		TOTAL AFFILIATED INVESTMENT COMPANIES	4,483,036,279
		(Cost $4,107,723,317)

		TOTAL INVESTMENTS - 99.7%	4,483,036,279
		(Cost $4,107,723,317)
		OTHER ASSETS & LIABILITIES, NET - 0.3%	13,238,369
		NET ASSETS - 100.0%	$4,496,274,648

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 8/31/18, the total value of this security amounted to $168,521,451 or 3.8% of net assets.
5

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2030 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2030 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2018

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.7%[a]

DIRECT REAL ESTATE - 3.8%
15,119,191	b,c	TIAA-CREF Real Property Fund LP (purchased 8/1/16-8/30/18; cost $159,234,568)	$168,125,401
		TOTAL DIRECT REAL ESTATE	168,125,401

FIXED INCOME - 25.5%
59,110,462		TIAA-CREF Bond Fund	595,242,350
38,214,628		TIAA-CREF Bond Plus Fund	387,496,323
7,209,655		TIAA-CREF Emerging Markets Debt Fund	67,193,987
5,002,844		TIAA-CREF High-Yield Fund	48,227,416
4,491,628		TIAA-CREF International Bond Fund	44,242,538
		TOTAL FIXED INCOME	1,142,402,614

INFLATION-PROTECTED ASSETS - 1.2%
4,954,135		TIAA-CREF Inflation-Linked Bond Fund	55,981,725
		TOTAL INFLATION-PROTECTED ASSETS	55,981,725

INTERNATIONAL EQUITY - 20.2%
13,861,897		TIAA-CREF Emerging Markets Equity Fund	153,589,815
15,687,807		TIAA-CREF International Equity Fund	194,528,807
14,074,080		TIAA-CREF International Opportunities Fund	190,985,269
30,305,339		TIAA-CREF Quant International Equity Fund	241,836,603
10,916,737		TIAA-CREF Quant International Small-Cap Equity Fund	126,197,475
		TOTAL INTERNATIONAL EQUITY	907,137,969

SHORT-TERM FIXED INCOME - 1.7%
7,673,168		TIAA-CREF Short-Term Bond Fund	78,343,042
		TOTAL SHORT-TERM FIXED INCOME	78,343,042

U.S. EQUITY - 47.3%
27,706,532		TIAA-CREF Growth & Income Fund	439,425,605
16,647,499		TIAA-CREF Large-Cap Growth Fund	391,715,642
19,706,544		TIAA-CREF Large-Cap Value Fund	387,233,589
22,143,180		TIAA-CREF Quant Large-Cap Growth Fund	346,097,904
32,176,761		TIAA-CREF Quant Large-Cap Value Fund	342,360,739
5,691,213		TIAA-CREF Quant Small-Cap Equity Fund	121,450,487
6,428,189		TIAA-CREF Quant Small/Mid-Cap Equity Fund	90,058,932
		TOTAL U.S. EQUITY	2,118,342,898

		TOTAL AFFILIATED INVESTMENT COMPANIES	4,470,333,649
		(Cost $4,004,582,876)

		TOTAL INVESTMENTS - 99.7%	4,470,333,649
		(Cost $4,004,582,876)
		OTHER ASSETS & LIABILITIES, NET - 0.3%	12,822,113
		NET ASSETS - 100.0%	$4,483,155,762

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 8/31/18, the total value of this security amounted to $168,125,401 or 3.8% of net assets.
6

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2035 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2035 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2018

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.7%[a]

DIRECT REAL ESTATE - 3.8%
15,439,057	b,c	TIAA-CREF Real Property Fund LP (purchased 8/1/16-8/30/18; cost $162,668,300)	$171,682,318
		TOTAL DIRECT REAL ESTATE	171,682,318

FIXED INCOME - 19.7%
47,669,115		TIAA-CREF Bond Fund	480,027,993
29,908,933		TIAA-CREF Bond Plus Fund	303,276,585
5,931,465		TIAA-CREF Emerging Markets Debt Fund	55,281,256
3,645,026		TIAA-CREF High-Yield Fund	35,138,055
3,090,841		TIAA-CREF International Bond Fund	30,444,784
		TOTAL FIXED INCOME	904,168,673

INTERNATIONAL EQUITY - 22.8%
15,908,797		TIAA-CREF Emerging Markets Equity Fund	176,269,470
18,119,451		TIAA-CREF International Equity Fund	224,681,189
16,252,495		TIAA-CREF International Opportunities Fund	220,546,354
34,805,103		TIAA-CREF Quant International Equity Fund	277,744,724
12,622,115		TIAA-CREF Quant International Small-Cap Equity Fund	145,911,651
		TOTAL INTERNATIONAL EQUITY	1,045,153,388

U.S. EQUITY - 53.4%
31,952,560		TIAA-CREF Growth & Income Fund	506,767,599
19,197,590		TIAA-CREF Large-Cap Growth Fund	451,719,297
22,747,667		TIAA-CREF Large-Cap Value Fund	446,991,661
25,541,009		TIAA-CREF Quant Large-Cap Growth Fund	399,205,973
37,058,800		TIAA-CREF Quant Large-Cap Value Fund	394,305,629
6,565,293		TIAA-CREF Quant Small-Cap Equity Fund	140,103,346
7,422,155		TIAA-CREF Quant Small/Mid-Cap Equity Fund	103,984,398
		TOTAL U.S. EQUITY	2,443,077,903

		TOTAL AFFILIATED INVESTMENT COMPANIES	4,564,082,282
		(Cost $3,987,117,873)

		TOTAL INVESTMENTS - 99.7%	4,564,082,282
		(Cost $3,987,117,873)
		OTHER ASSETS & LIABILITIES, NET - 0.3%	14,529,274
		NET ASSETS - 100.0%	$4,578,611,556

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 8/31/18, the total value of this security amounted to $171,682,318 or 3.8% of net assets.
7

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2040 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2040 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2018

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.7%[a]

DIRECT REAL ESTATE - 3.8%
18,836,317	b,c	TIAA-CREF Real Property Fund LP (purchased 8/1/16-8/30/18; cost $198,499,107)	$209,459,841
		TOTAL DIRECT REAL ESTATE	209,459,841

FIXED INCOME - 11.0%
32,759,040		TIAA-CREF Bond Fund	329,883,536
20,850,934		TIAA-CREF Bond Plus Fund	211,428,474
4,768,656		TIAA-CREF Emerging Markets Debt Fund	44,443,872
1,930,020		TIAA-CREF High-Yield Fund	18,605,391
1,180,457		TIAA-CREF International Bond Fund	11,627,502
		TOTAL FIXED INCOME	615,988,775

INTERNATIONAL EQUITY - 25.4%
21,366,039		TIAA-CREF Emerging Markets Equity Fund	236,735,717
24,586,060		TIAA-CREF International Equity Fund	304,867,148
22,090,588		TIAA-CREF International Opportunities Fund	299,769,285
47,153,603		TIAA-CREF Quant International Equity Fund	376,285,756
17,133,398		TIAA-CREF Quant International Small-Cap Equity Fund	198,062,083
		TOTAL INTERNATIONAL EQUITY	1,415,719,989

U.S. EQUITY - 59.5%
43,431,740		TIAA-CREF Growth & Income Fund	688,827,404
26,101,847		TIAA-CREF Large-Cap Growth Fund	614,176,460
30,913,252		TIAA-CREF Large-Cap Value Fund	607,445,407
34,678,627		TIAA-CREF Quant Large-Cap Growth Fund	542,026,933
50,341,146		TIAA-CREF Quant Large-Cap Value Fund	535,629,797
8,926,892		TIAA-CREF Quant Small-Cap Equity Fund	190,499,867
10,112,233		TIAA-CREF Quant Small/Mid-Cap Equity Fund	141,672,381
		TOTAL U.S. EQUITY	3,320,278,249

		TOTAL AFFILIATED INVESTMENT COMPANIES	5,561,446,854
		(Cost $4,736,404,928)

		TOTAL INVESTMENTS - 99.7%	5,561,446,854
		(Cost $4,736,404,928)
		OTHER ASSETS & LIABILITIES, NET - 0.3%	19,077,966
		NET ASSETS - 100.0%	$5,580,524,820

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 8/31/18, the total value of this security amounted to $209,459,841 or 3.8% of net assets.
8

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2045 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2045 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2018

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.5%[a]

DIRECT REAL ESTATE - 3.8%
10,071,987	b,c	TIAA-CREF Real Property Fund LP (purchased 7/1/16-8/30/18; cost $106,342,763)	$112,000,498
		TOTAL DIRECT REAL ESTATE	112,000,498

FIXED INCOME - 5.2%
7,948,752		TIAA-CREF Bond Fund	80,043,937
5,471,255		TIAA-CREF Bond Plus Fund	55,478,530
1,464,053		TIAA-CREF Emerging Markets Debt Fund	13,644,977
301,342		TIAA-CREF High-Yield Fund	2,904,940
243,770		TIAA-CREF International Bond Fund	2,401,139
		TOTAL FIXED INCOME	154,473,523

INTERNATIONAL EQUITY - 27.0%
12,198,696		TIAA-CREF Emerging Markets Equity Fund	135,161,548
14,083,529		TIAA-CREF International Equity Fund	174,635,756
12,620,028		TIAA-CREF International Opportunities Fund	171,253,785
26,679,897		TIAA-CREF Quant International Equity Fund	212,905,580
9,802,212		TIAA-CREF Quant International Small-Cap Equity Fund	113,313,569
		TOTAL INTERNATIONAL EQUITY	807,270,238

U.S. EQUITY - 63.5%
24,820,186		TIAA-CREF Growth & Income Fund	393,648,151
14,924,391		TIAA-CREF Large-Cap Growth Fund	351,170,931
17,663,346		TIAA-CREF Large-Cap Value Fund	347,084,740
19,811,248		TIAA-CREF Quant Large-Cap Growth Fund	309,649,809
28,779,596		TIAA-CREF Quant Large-Cap Value Fund	306,214,904
5,100,577		TIAA-CREF Quant Small-Cap Equity Fund	108,846,321
5,795,615		TIAA-CREF Quant Small/Mid-Cap Equity Fund	81,196,568
		TOTAL U.S. EQUITY	1,897,811,424

		TOTAL AFFILIATED INVESTMENT COMPANIES	2,971,555,683
		(Cost $2,352,944,813)

		TOTAL INVESTMENTS - 99.5%	2,971,555,683
		(Cost $2,352,944,813)
		OTHER ASSETS & LIABILITIES, NET - 0.5%	13,965,959
		NET ASSETS - 100.0%	$2,985,521,642

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 8/31/18, the total value of this security amounted to $112,000,498 or 3.8% of net assets.
9

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2050 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2050 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2018

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.5%[a]

DIRECT REAL ESTATE - 3.8%
6,607,288	b,c	TIAA-CREF Real Property Fund LP (purchased 7/1/16-8/30/18; cost $69,836,708)	$73,473,040
		TOTAL DIRECT REAL ESTATE	73,473,040

FIXED INCOME - 3.9%
3,881,380		TIAA-CREF Bond Fund	39,085,499
2,813,640		TIAA-CREF Bond Plus Fund	28,530,305
713,729		TIAA-CREF Emerging Markets Debt Fund	6,651,957
193,003		TIAA-CREF High-Yield Fund	1,860,549
156,371		TIAA-CREF International Bond Fund	1,540,253
		TOTAL FIXED INCOME	77,668,563

INTERNATIONAL EQUITY - 27.4%
8,113,290		TIAA-CREF Emerging Markets Equity Fund	89,895,253
9,370,673		TIAA-CREF International Equity Fund	116,196,348
8,397,608		TIAA-CREF International Opportunities Fund	113,955,535
17,687,507		TIAA-CREF Quant International Equity Fund	141,146,309
6,523,767		TIAA-CREF Quant International Small-Cap Equity Fund	75,414,742
		TOTAL INTERNATIONAL EQUITY	536,608,187

U.S. EQUITY - 64.4%
16,497,950		TIAA-CREF Growth & Income Fund	261,657,490
9,933,739		TIAA-CREF Large-Cap Growth Fund	233,740,876
11,751,237		TIAA-CREF Large-Cap Value Fund	230,911,804
13,173,759		TIAA-CREF Quant Large-Cap Growth Fund	205,905,849
19,152,333		TIAA-CREF Quant Large-Cap Value Fund	203,780,825
3,394,573		TIAA-CREF Quant Small-Cap Equity Fund	72,440,186
3,845,518		TIAA-CREF Quant Small/Mid-Cap Equity Fund	53,875,704
		TOTAL U.S. EQUITY	1,262,312,734

		TOTAL AFFILIATED INVESTMENT COMPANIES	1,950,062,524
		(Cost $1,560,605,911)

		TOTAL INVESTMENTS - 99.5%	1,950,062,524
		(Cost $1,560,605,911)
		OTHER ASSETS & LIABILITIES, NET - 0.5%	9,742,899
		NET ASSETS - 100.0%	$1,959,805,423

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 8/31/18, the total value of this security amounted to $73,473,040 or 3.8% of net assets.
10

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2055 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2055 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2018

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.4%[a]

DIRECT REAL ESTATE - 3.7%
2,091,469	b,c	TIAA-CREF Real Property Fund LP (purchased 7/1/16-8/30/18; cost $22,222,497)	$23,257,132
		TOTAL DIRECT REAL ESTATE	23,257,132

FIXED INCOME - 2.8%
812,169		TIAA-CREF Bond Fund	8,178,538
648,474		TIAA-CREF Bond Plus Fund	6,575,529
148,261		TIAA-CREF Emerging Markets Debt Fund	1,381,788
59,931		TIAA-CREF High-Yield Fund	577,731
48,433		TIAA-CREF International Bond Fund	477,065
		TOTAL FIXED INCOME	17,190,651

INTERNATIONAL EQUITY - 27.7%
2,605,411		TIAA-CREF Emerging Markets Equity Fund	28,867,954
3,008,704		TIAA-CREF International Equity Fund	37,307,928
2,694,843		TIAA-CREF International Opportunities Fund	36,569,016
5,664,055		TIAA-CREF Quant International Equity Fund	45,199,157
2,094,879		TIAA-CREF Quant International Small-Cap Equity Fund	24,216,807
		TOTAL INTERNATIONAL EQUITY	172,160,862

U.S. EQUITY - 65.2%
5,290,793		TIAA-CREF Growth & Income Fund	83,911,969
3,187,876		TIAA-CREF Large-Cap Growth Fund	75,010,723
3,772,931		TIAA-CREF Large-Cap Value Fund	74,138,088
4,228,334		TIAA-CREF Quant Large-Cap Growth Fund	66,088,863
6,144,555		TIAA-CREF Quant Large-Cap Value Fund	65,378,066
1,090,772		TIAA-CREF Quant Small-Cap Equity Fund	23,277,079
1,230,098		TIAA-CREF Quant Small/Mid-Cap Equity Fund	17,233,676
		TOTAL U.S. EQUITY	405,038,464

		TOTAL AFFILIATED INVESTMENT COMPANIES	617,647,109
		(Cost $521,200,427)

		TOTAL INVESTMENTS - 99.4%	617,647,109
		(Cost $521,200,427)
		OTHER ASSETS & LIABILITIES, NET - 0.6%	3,463,225
		NET ASSETS - 100.0%	$621,110,334

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 8/31/18, the total value of this security amounted to $23,257,132 or 3.7% of net assets.
11

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2060 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2060 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2018

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.7%[a]

DIRECT REAL ESTATE - 3.8%
371,806	b,c	TIAA-CREF Real Property Fund LP (purchased 7/1/16-8/30/18; cost $3,989,935)	$4,134,488
		TOTAL DIRECT REAL ESTATE	4,134,488

FIXED INCOME - 1.6%
71,800		TIAA-CREF Bond Fund	723,028
69,774		TIAA-CREF Bond Plus Fund	707,506
10,987		TIAA-CREF Emerging Markets Debt Fund	102,395
11,243		TIAA-CREF High-Yield Fund	108,387
8,063		TIAA-CREF International Bond Fund	79,421
		TOTAL FIXED INCOME	1,720,737

INTERNATIONAL EQUITY - 28.0%
465,695		TIAA-CREF Emerging Markets Equity Fund	5,159,904
539,508		TIAA-CREF International Equity Fund	6,689,904
483,232		TIAA-CREF International Opportunities Fund	6,557,455
1,007,366		TIAA-CREF Quant International Equity Fund	8,038,781
375,260		TIAA-CREF Quant International Small-Cap Equity Fund	4,338,003
		TOTAL INTERNATIONAL EQUITY	30,784,047

U.S. EQUITY - 66.3%
952,016		TIAA-CREF Growth & Income Fund	15,098,981
573,555		TIAA-CREF Large-Cap Growth Fund	13,495,757
678,677		TIAA-CREF Large-Cap Value Fund	13,335,995
760,645		TIAA-CREF Quant Large-Cap Growth Fund	11,888,888
1,105,629		TIAA-CREF Quant Large-Cap Value Fund	11,763,896
196,239		TIAA-CREF Quant Small-Cap Equity Fund	4,187,735
221,306		TIAA-CREF Quant Small/Mid-Cap Equity Fund	3,100,491
		TOTAL U.S. EQUITY	72,871,743

		TOTAL AFFILIATED INVESTMENT COMPANIES	109,511,015
		(Cost $98,622,136)

		TOTAL INVESTMENTS - 99.7%	109,511,015
		(Cost $98,622,136)
		OTHER ASSETS & LIABILITIES, NET - 0.3%	383,617
		NET ASSETS - 100.0%	$109,894,632

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 8/31/18, the total value of this security amounted to $4,134,488 or 3.8% of net assets.
12

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The Lifecycle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to five share classes, although any one Fund may not necessarily offer all five classes. The Funds may offer Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the SEC related to interim filings. Accordingly, the Schedule of Investments does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of financial statement notes, please refer to the most recently filed annual or semi-annual report.

The preparation of the Schedule of investments requires the use of estimates made by management. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

New accounting pronouncement: In August 2018, FASB issued ASU 2018-13, Fair Value Measurement: Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurements. ASU 2018-13 modifies the disclosures required for fair value measurements. This guidance is effective for fiscal years beginning after December 15, 2019. Management is currently evaluating the impact of this guidance.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-CEN and N-PORT, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and various filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 2019, but still requires the Funds to maintain the data that would have been filed on Form N-PORT during the deferral period. Form N-CEN and the data requirements of Form N-PORT were implemented on June 1, 2018 and did not have an impact on net assets.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule, in relation to the implementation of the liquidity risk management program and the 15% illiquid investment limit, must be adopted by December 1, 2018. In February 2018, the Commission issued Release No. IC-33142, which delayed the compliance requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs from December 1, 2018 to June 1, 2019. Management is currently assessing the impact of this rule to the Funds’ financial statements and various filings.

In August 2018, the Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This final rule amends certain disclosure requirements that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other Commission disclosure requirements, U.S. GAAP or changes in the information environment. This rule eliminates the requirements for funds to present the components of distributable earnings on the balance sheet and parenthetically on the statement of changes in net assets. The requirements of this final rule are effective November 5, 2018. Management will implement the above changes for year ends occurring after the effective date of this issuance.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In accordance with ASC 820, certain portfolio investments that are measured at fair value using the net asset value per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the schedules of investments.

13

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Investments in unregistered limited partnerships: These investments are measured at fair value as of the valuation date using the net asset value per share practical expedient and are not categorized within the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended August 31, 2018, there were no transfers between levels by the Funds.

The following table summarizes the market value of the Funds’ investments as of August 31, 2018, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Fair value using practical expedient[a]	Total
Lifecycle Retirement Income
Registered investment companies	$540,820,151	$—	$—	$—	$540,820,151
TIAA-CREF Real Property Fund LP	—	—	—	21,126,555	21,126,555
Total	$540,820,151	$—	$—	$21,126,555	$561,946,706
Lifecycle 2010
Registered investment companies	$1,205,414,033	$—	$—	$—	$1,205,414,033
TIAA-CREF Real Property Fund LP	—	—	—	47,134,595	47,134,595
Total	$1,205,414,033	$—	$—	$47,134,595	$1,252,548,628
Lifecycle 2015
Registered investment companies	$1,856,000,996	$—	$—	$—	$1,856,000,996
TIAA-CREF Real Property Fund LP	—	—	—	72,561,394	72,561,394
Total	$1,856,000,996	$—	$—	$72,561,394	$1,928,562,390
Lifecycle 2020
Registered investment companies	$3,697,155,584	$—	$—	$—	$3,697,155,584
TIAA-CREF Real Property Fund LP	—	—	—	144,473,012	144,473,012
Total	$3,697,155,584	$—	$—	$144,473,012	$3,841,628,596
Lifecycle 2025
Registered investment companies	$4,314,514,828	$—	$—	$—	$4,314,514,828
TIAA-CREF Real Property Fund LP	—	—	—	168,521,451	168,521,451
Total	$4,314,514,828	$—	$—	$168,521,451	$4,483,036,279
Lifecycle 2030
Registered investment companies	$4,302,208,248	$—	$—	$—	$4,302,208,248
TIAA-CREF Real Property Fund LP	—	—	—	168,125,401	168,125,401
Total	$4,302,208,248	$—	$—	$168,125,401	$4,470,333,649
Lifecycle 2035
Registered investment companies	$4,392,399,964	$—	$—	$—	$4,392,399,964
TIAA-CREF Real Property Fund LP	—	—	—	171,682,318	171,682,318
Total	$4,392,399,964	$—	$—	$171,682,318	$4,564,082,282
Lifecycle 2040
Registered investment companies	$5,351,987,013	$—	$—	$—	$5,351,987,013
TIAA-CREF Real Property Fund LP	—	—	—	209,459,841	209,459,841
Total	$5,351,987,013	$—	$—	$209,459,841	$5,561,446,854
Lifecycle 2045
Registered investment companies	$2,859,555,185	$—	$—	$—	$2,859,555,185
TIAA-CREF Real Property Fund LP	—	—	—	112,000,498	112,000,498
Total	$2,859,555,185	$—	$—	$112,000,498	$2,971,555,683
Lifecycle 2050
Registered investment companies	$1,876,589,484	$—	$—	$—	$1,876,589,484
TIAA-CREF Real Property Fund LP	—	—	—	73,473,040	73,473,040
Total	$1,876,589,484	$—	$—	$73,473,040	$1,950,062,524

14

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Fair value using practical expedient[a]	Total
Lifecycle 2055
Registered investment companies	$594,389,977	$—	$—	$—	$594,389,977
TIAA-CREF Real Property Fund LP	—	—	—	23,257,132	23,257,132
Total	$594,389,977	$—	$—	$23,257,132	$617,647,109
Lifecycle 2060
Registered investment companies	$105,376,527	$—	$—	$—	$105,376,527
TIAA-CREF Real Property Fund LP	—	—	—	4,134,488	4,134,488
Total	$105,376,527	$—	$—	$4,134,488	$109,511,015

[a]	In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the schedules of investments.

Note 3—investment adviser and affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in the TIAA-CREF Real Property Fund LP and in the Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands^):

Issue	Value at 5/31/18	Purchases cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 8/31/18
Lifecycle Retirement Income Fund
TIAA-CREF Funds:
Bond	$110,889	$5,860	$3,427	$(75)	$(257)	$885	$112,990
Bond Plus	71,084	3,948	1,782	(57)	(153)	600	73,040
Emerging Markets Debt	10,283	2,599	517	(43)	(351)	121	11,971
Emerging Markets Equity	10,698	2,002	711	(56)	(803)	—	11,130
Growth & Income	29,041	896	2,084	549	1,515	86	29,917
High-Yield	10,893	540	1,738	(36)	139	144	9,798
Inflation-Linked Bond	54,602	2,681	1,107	(9)	(35)	353	56,132
International Bond	9,195	727	459	(1)	—	—	9,462
International Equity	12,966	1,380	472	24	(659)	—	13,239
International Opportunities	12,773	838	542	79	(140)	—	13,008
Large-Cap Growth	27,393	862	3,609	1,195	864	—	26,705
Large-Cap Value	24,537	2,410	1,735	237	956	—	26,405
Quant International Equity	17,578	1,004	1,329	302	(503)	—	17,052
Quant International Small-Cap Equity	8,507	672	209	(11)	(370)	—	8,589
Quant Large-Cap Growth	23,854	708	2,795	625	1,346	—	23,738
Quant Large-Cap Value	21,504	1,987	1,218	37	1,175	—	23,485
Quant Small-Cap Equity	8,374	252	878	234	307	—	8,289
Quant Small/Mid-Cap Equity	6,191	150	661	130	329	—	6,139
Short-Term Bond	57,257	3,925	1,339	(14)	(98)	362	59,731
TIAA-CREF Real Property Fund LPa	18,923	2,206	285	24	259	162	21,127
	$546,542	$35,647	$26,897	$3,134	$3,521	$2,713	$561,947
15

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at 5/31/18	Purchases cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 8/31/18
Lifecycle 2010 Fund
TIAA-CREF Funds:
Bond	$251,589	$6,864	$8,260	$(284)	$(455)	$1,981	$249,454
Bond Plus	161,327	4,269	3,860	(147)	(327)	1,343	161,262
Emerging Markets Debt	23,319	4,981	960	(59)	(828)	274	26,453
Emerging Markets Equity	25,722	3,349	1,227	(55)	(1,985)	—	25,804
Growth & Income	70,494	337	5,634	1,307	3,587	208	70,091
High-Yield	24,642	749	4,043	(109)	336	322	21,575
Inflation-Linked Bond	114,639	4,660	3,429	(58)	(32)	743	115,780
International Bond	20,803	941	900	(6)	6	—	20,844
International Equity	31,414	1,930	835	(17)	(1,506)	—	30,986
International Opportunities	30,981	1,167	1,510	111	(266)	—	30,483
Large-Cap Growth	66,384	634	9,296	5,130	(222)	—	62,630
Large-Cap Value	59,555	3,829	4,295	391	2,433	—	61,913
Quant International Equity	42,315	1,211	3,187	240	(737)	—	39,842
Quant International Small-Cap Equity	20,611	1,115	647	(17)	(906)	—	20,156
Quant Large-Cap Growth	57,894	380	7,340	2,594	2,092	—	55,620
Quant Large-Cap Value	52,128	3,558	3,523	156	2,709	—	55,028
Quant Small-Cap Equity	20,327	232	2,413	616	667	—	19,429
Quant Small/Mid-Cap Equity	15,019	87	1,815	427	661	—	14,379
Short-Term Bond	120,585	7,024	3,689	(66)	(169)	756	123,685
TIAA-CREF Real Property Fund LPa	43,476	4,626	1,610	11	632	367	47,135
	$1,253,224	$51,943	$68,473	$10,165	$5,690	$5,994	$1,252,549
Lifecycle 2015 Fund
TIAA-CREF Funds:
Bond	$377,792	$8,003	$10,813	$(57)	$(1,053)	$2,975	$373,872
Bond Plus	242,603	4,633	4,498	(22)	(689)	2,020	242,027
Emerging Markets Debt	35,198	7,516	1,691	27	(1,359)	409	39,691
Emerging Markets Equity	44,310	5,023	1,543	80	(3,607)	—	44,263
Growth & Income	122,720	273	9,463	2,755	5,753	363	122,038
High-Yield	37,143	644	5,776	(181)	519	484	32,349
Inflation-Linked Bond	138,161	5,381	3,616	22	(129)	899	139,819
International Bond	31,114	1,291	1,328	3	(2)	—	31,078
International Equity	54,832	2,713	896	114	(2,762)	—	54,001
International Opportunities	53,894	1,571	2,043	444	(741)	—	53,125
Large-Cap Growth	115,828	27	15,326	5,323	3,205	—	109,057
Large-Cap Value	103,864	5,925	6,960	1,289	3,627	—	107,745
Quant International Equity	72,695	1,698	4,747	530	(1,399)	—	68,777
Quant International Small-Cap Equity	35,885	1,640	808	93	(1,712)	—	35,098
Quant Large-Cap Growth	100,912	157	12,685	3,551	4,602	—	96,537
Quant Large-Cap Value	90,874	5,504	5,759	777	4,192	—	95,588
Quant Small-Cap Equity	35,460	4	3,898	644	1,591	—	33,801
Quant Small/Mid-Cap Equity	26,185	19	3,068	819	1,081	—	25,036
Short-Term Bond	147,712	7,909	3,234	1	(289)	926	152,099
TIAA-CREF Real Property Fund LPa	67,051	6,925	2,407	193	799	567	72,561
	$1,934,233	$66,856	$100,559	$16,405	$11,627	$8,643	$1,928,562
16

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at 5/31/18	Purchases cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 8/31/18
Lifecycle 2020 Fund
TIAA-CREF Funds:
Bond	$696,335	$19,641	$18,217	$(94)	$(1,956)	$5,492	$695,709
Bond Plus	448,046	13,437	8,219	(64)	(1,262)	3,732	451,938
Emerging Markets Debt	64,775	16,509	3,875	43	(2,512)	751	74,940
Emerging Markets Equity	99,742	13,100	4,720	431	(8,348)	—	100,205
Growth & Income	279,519	440	20,454	6,620	12,764	826	278,889
High-Yield	68,670	1,773	11,437	(265)	884	887	59,625
Inflation-Linked Bond	196,935	9,372	4,580	29	(174)	1,279	201,582
International Bond	56,480	3,098	2,482	6	(9)	—	57,093
International Equity	124,616	7,151	2,210	354	(6,411)	—	123,500
International Opportunities	122,735	4,149	4,954	1,182	(1,840)	—	121,272
Large-Cap Growth	263,630	963	34,832	12,266	7,119	—	249,146
Large-Cap Value	236,335	13,011	14,185	3,250	7,923	—	246,334
Quant International Equity	163,323	3,754	9,071	1,279	(3,216)	—	156,069
Quant International Small-Cap Equity	81,733	3,762	1,483	190	(3,864)	—	80,338
Quant Large-Cap Growth	229,657	—	27,374	7,789	10,824	—	220,896
Quant Large-Cap Value	206,888	10,946	10,846	1,601	9,712	—	218,301
Quant Small-Cap Equity	80,767	67	8,613	1,499	3,596	—	77,316
Quant Small/Mid-Cap Equity	59,622	—	6,689	1,787	2,541	—	57,261
Short-Term Bond	215,556	16,286	4,679	2	(423)	1,355	226,742
TIAA-CREF Real Property Fund LPa	132,820	13,755	4,063	326	1,635	1,122	144,473
	$3,828,184	$151,214	$202,983	$38,231	$26,983	$15,444	$3,841,629
Lifecycle 2025 Fund
TIAA-CREF Funds:
Bond	$685,293	$26,601	$10,254	$15	$(2,020)	$5,486	$699,635
Bond Plus	443,692	18,309	2,705	2	(1,305)	3,745	457,993
Emerging Markets Debt	64,386	18,396	2,766	33	(2,515)	749	77,534
Emerging Markets Equity	131,483	19,794	4,863	535	(11,288)	—	135,661
Growth & Income	373,311	304	16,984	6,304	20,017	1,118	382,952
High-Yield	67,987	2,529	12,035	(274)	877	877	59,084
Inflation-Linked Bond	137,113	10,328	1,666	10	(100)	903	145,685
International Bond	53,631	3,763	1,803	5	(10)	—	55,586
International Equity	166,279	12,330	1,162	211	(8,449)	—	169,209
International Opportunities	164,070	5,998	2,277	562	(1,474)	—	166,879
Large-Cap Growth	352,302	—	36,773	15,398	10,856	—	341,783
Large-Cap Value	315,407	18,373	10,953	3,001	12,123	—	337,951
Quant International Equity	214,991	8,062	7,860	1,205	(3,804)	—	212,594
Quant International Small-Cap Equity	109,094	7,324	1,075	140	(5,125)	—	110,358
Quant Large-Cap Growth	306,993	—	29,802	9,329	16,015	—	302,535
Quant Large-Cap Value	276,500	16,415	9,351	1,642	13,713	—	298,919
Quant Small-Cap Equity	107,900	—	8,849	1,688	5,247	—	105,986
Quant Small/Mid-Cap Equity	79,629	—	6,938	1,870	4,012	—	78,573
Short-Term Bond	158,662	18,834	1,587	1	(312)	1,017	175,598
TIAA-CREF Real Property Fund LPa	151,444	16,263	1,450	143	2,121	1,295	168,521
	$4,360,167	$203,623	$171,153	$41,820	$48,579	$15,190	$4,483,036
17

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at 5/31/18	Purchases cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 8/31/18
Lifecycle 2030 Fund
TIAA-CREF Funds:
Bond	$596,582	$28,082	$27,664	$51	$(1,809)	$4,753	$595,242
Bond Plus	375,215	21,255	7,865	2	(1,111)	3,149	387,496
Emerging Markets Debt	54,445	17,926	3,057	24	(2,144)	640	67,194
Emerging Markets Equity	148,981	22,272	5,560	692	(12,795)	—	153,590
Growth & Income	425,933	804	17,353	6,685	23,357	1,267	439,426
High-Yield	57,486	2,377	12,127	(308)	799	720	48,227
Inflation-Linked Bond	49,811	6,858	662	2	(27)	329	55,982
International Bond	42,673	3,910	2,334	2	(8)	—	44,243
International Equity	189,756	16,670	2,561	514	(9,850)	—	194,529
International Opportunities	187,367	7,601	2,955	744	(1,772)	—	190,985
Large-Cap Growth	402,224	70	40,467	19,238	10,651	—	391,716
Large-Cap Value	359,976	20,449	10,433	3,139	14,103	—	387,234
Quant International Equity	242,877	8,379	6,462	1,027	(3,984)	—	241,837
Quant International Small-Cap Equity	124,507	8,954	1,612	243	(5,895)	—	126,197
Quant Large-Cap Growth	350,319	529	33,649	11,232	17,667	—	346,098
Quant Large-Cap Value	315,520	20,013	10,724	2,096	15,456	—	342,361
Quant Small-Cap Equity	123,118	138	9,711	1,934	5,971	—	121,450
Quant Small/Mid-Cap Equity	90,870	107	7,630	2,052	4,660	—	90,059
Short-Term Bond	49,772	29,415	746	—	(98)	326	78,343
TIAA-CREF Real Property Fund LPa	150,742	15,878	738	67	2,176	1,285	168,125
	$4,338,174	$231,687	$204,310	$49,436	$55,347	$12,469	$4,470,334
Lifecycle 2035 Fund
TIAA-CREF Funds:
Bond	$455,523	$34,845	$8,999	$19	$(1,360)	$3,672	$480,028
Bond Plus	287,758	21,434	5,069	4	(850)	2,435	303,277
Emerging Markets Debt	41,767	17,515	2,329	16	(1,688)	490	55,281
Emerging Markets Equity	168,581	26,292	4,734	583	(14,453)	—	176,269
Growth & Income	485,428	1,049	14,167	5,644	28,814	1,451	506,768
High-Yield	44,013	2,680	11,906	(326)	677	532	35,138
International Bond	28,490	3,859	1,899	4	(9)	—	30,445
International Equity	216,192	19,869	642	127	(10,865)	—	224,681
International Opportunities	213,489	9,766	1,501	374	(1,582)	—	220,546
Large-Cap Growth	458,474	—	41,124	20,184	14,185	—	451,719
Large-Cap Value	410,253	26,384	9,429	2,991	16,793	—	446,992
Quant International Equity	274,552	11,584	4,997	794	(4,188)	—	277,745
Quant International Small-Cap Equity	141,819	11,246	649	84	(6,588)	—	145,912
Quant Large-Cap Growth	399,246	—	33,237	11,341	21,856	—	399,206
Quant Large-Cap Value	359,614	22,572	8,007	1,628	18,499	—	394,306
Quant Small-Cap Equity	140,362	55	9,407	2,149	6,944	—	140,103
Quant Small/Mid-Cap Equity	103,573	—	7,311	1,975	5,747	—	103,984
TIAA-CREF Real Property Fund LPa	152,406	16,994	—	—	2,282	1,307	171,682
	$4,381,540	$226,144	$165,407	$47,591	$74,214	$9,887	$4,564,082
18

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at 5/31/18	Purchases cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 8/31/18
Lifecycle 2040 Fund
TIAA-CREF Funds:
Bond	$313,349	$32,122	$14,660	$17	$(944)	$2,525	$329,884
Bond Plus	200,680	20,288	8,945	(5)	(589)	1,684	211,429
Emerging Markets Debt	29,168	18,389	1,917	11	(1,207)	335	44,444
Emerging Markets Equity	228,805	34,308	7,647	957	(19,687)	—	236,736
Growth & Income	662,582	1,038	21,675	8,800	38,082	1,974	688,827
High-Yield	30,644	2,648	14,870	(903)	1,086	311	18,605
International Bond	10,593	4,061	3,021	1	(6)	—	11,628
International Equity	295,139	25,330	949	187	(14,840)	—	304,867
International Opportunities	291,316	14,448	4,406	1,131	(2,720)	—	299,769
Large-Cap Growth	625,731	741	59,088	29,745	17,047	—	614,176
Large-Cap Value	559,939	32,767	12,202	4,085	22,856	—	607,445
Quant International Equity	372,447	15,131	6,724	1,094	(5,662)	—	376,286
Quant International Small-Cap Equity	193,609	14,842	1,569	245	(9,065)	—	198,062
Quant Large-Cap Growth	544,917	—	48,037	16,692	28,455	—	542,027
Quant Large-Cap Value	490,805	32,578	15,200	3,217	24,230	—	535,630
Quant Small-Cap Equity	191,474	—	13,353	3,051	9,328	—	190,500
Quant Small/Mid-Cap Equity	141,365	—	10,235	2,775	7,767	—	141,672
TIAA-CREF Real Property Fund LPa	186,999	19,743	65	6	2,777	1,596	209,460
	$5,369,562	$268,434	$244,563	$71,106	$96,908	$8,425	$5,561,447
Lifecycle 2045 Fund
TIAA-CREF Funds:
Bond	$82,483	$7,375	$9,561	$(508)	$255	$663	$80,044
Bond Plus	54,554	4,987	3,898	(127)	(37)	446	55,479
Emerging Markets Debt	7,930	6,408	364	(15)	(314)	91	13,645
Emerging Markets Equity	127,388	21,427	3,004	(242)	(10,407)	—	135,162
Growth & Income	368,870	4,181	5,907	242	26,262	1,107	393,648
High-Yield	8,358	594	6,069	428	(406)	66	2,905
International Bond	2,584	1,027	1,207	(9)	6	—	2,401
International Equity	164,388	18,958	375	(14)	(8,321)	—	174,636
International Opportunities	162,243	11,201	1,261	(13)	(916)	—	171,254
Large-Cap Growth	348,409	4,205	27,917	2,970	23,504	—	351,171
Large-Cap Value	312,139	23,580	3,833	31	15,168	—	347,085
Quant International Equity	201,571	14,463	608	(12)	(2,509)	—	212,905
Quant International Small-Cap Equity	107,792	10,508	6	—	(4,980)	—	113,314
Quant Large-Cap Growth	303,356	1,880	21,077	1,408	24,083	—	309,650
Quant Large-Cap Value	273,259	21,704	4,247	55	15,444	—	306,215
Quant Small-Cap Equity	106,664	1,160	5,988	281	6,729	—	108,846
Quant Small/Mid-Cap Equity	78,698	249	3,730	368	5,611	—	81,196
TIAA-CREF Real Property Fund LPa	97,818	12,709	—	—	1,473	844	112,000
	$2,808,504	$166,616	$99,052	$4,843	$90,645	$3,217	$2,971,556
19

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at 5/31/18	Purchases cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 8/31/18
Lifecycle 2050 Fund
TIAA-CREF Funds:
Bond	$42,000	$4,675	$7,459	$(318)	$188	$337	$39,086
Bond Plus	28,298	2,968	2,649	(85)	(2)	228	28,530
Emerging Markets Debt	4,113	2,852	143	(4)	(166)	47	6,652
Emerging Markets Equity	84,616	15,970	3,662	(284)	(6,745)	—	89,895
Growth & Income	245,104	3,463	4,507	134	17,463	733	261,657
High-Yield	4,314	251	2,722	186	(168)	38	1,861
International Bond	1,663	647	769	(6)	5	—	1,540
International Equity	109,306	13,033	624	(17)	(5,502)	—	116,196
International Opportunities	107,777	8,076	1,296	3	(604)	—	113,956
Large-Cap Growth	231,500	4,209	19,527	1,826	15,733	—	233,741
Large-Cap Value	207,625	17,732	4,537	(38)	10,130	—	230,912
Quant International Equity	132,722	10,640	556	(11)	(1,649)	—	141,146
Quant International Small-Cap Equity	71,612	7,416	307	(15)	(3,291)	—	75,415
Quant Large-Cap Growth	201,626	2,141	14,736	727	16,148	—	205,906
Quant Large-Cap Value	181,566	13,894	1,968	15	10,274	—	203,781
Quant Small-Cap Equity	70,871	880	3,955	145	4,499	—	72,440
Quant Small/Mid-Cap Equity	52,294	305	2,690	238	3,729	—	53,876
TIAA-CREF Real Property Fund LPa	64,121	8,389	—	—	963	553	73,473
	$1,841,128	$117,541	$72,107	$2,496	$61,005	$1,936	$1,950,063
Lifecycle 2055 Fund
TIAA-CREF Funds:
Bond	$9,151	$1,518	$2,462	$(78)	$49	$76	$8,178
Bond Plus	6,373	1,053	831	(26)	7	51	6,576
Emerging Markets Debt	924	598	101	(6)	(33)	11	1,382
Emerging Markets Equity	26,170	5,590	653	(79)	(2,160)	—	28,868
Growth & Income	75,617	3,884	1,135	9	5,537	230	83,912
High-Yield	980	105	512	27	(22)	10	578
International Bond	508	162	192	(2)	1	—	477
International Equity	33,892	5,289	126	(7)	(1,740)	—	37,308
International Opportunities	33,247	3,843	333	(1)	(187)	—	36,569
Large-Cap Growth	71,396	3,615	5,525	226	5,299	—	75,011
Large-Cap Value	64,055	8,033	1,134	(25)	3,209	—	74,138
Quant International Equity	40,620	5,197	94	(3)	(521)	—	45,199
Quant International Small-Cap Equity	22,180	3,115	47	(5)	(1,026)	—	24,217
Quant Large-Cap Growth	62,202	2,846	4,257	37	5,261	—	66,089
Quant Large-Cap Value	55,982	6,358	204	(3)	3,245	—	65,378
Quant Small-Cap Equity	21,861	859	912	(4)	1,473	—	23,277
Quant Small/Mid-Cap Equity	16,137	445	594	8	1,237	—	17,233
TIAA-CREF Real Property Fund LPa	19,504	3,454	—	—	299	171	23,257
	$560,799	$55,964	$19,112	$68	$19,928	$549	$617,647
20

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at 5/31/18	Purchases cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 8/31/18
Lifecycle 2060 Fund
TIAA-CREF Funds:
Bond	$954	$352	$580	$(7)	$4	$9	$723
Bond Plus	710	246	245	(6)	3	6	708
Emerging Markets Debt	103	35	32	(2)	(2)	1	102
Emerging Markets Equity	4,588	1,130	165	(18)	(375)	—	5,160
Growth & Income	13,072	1,522	475	—	980	40	15,099
High-Yield	109	31	33	(1)	2	1	108
International Bond	84	37	42	—	—	—	79
International Equity	5,898	1,230	129	(9)	(300)	—	6,690
International Opportunities	5,784	941	136	(2)	(30)	—	6,557
Large-Cap Growth	12,329	1,290	1,099	12	964	—	13,496
Large-Cap Value	11,074	2,216	518	(12)	576	—	13,336
Quant International Equity	7,021	1,246	137	(10)	(81)	—	8,039
Quant International Small-Cap Equity	3,864	733	78	(8)	(173)	—	4,338
Quant Large-Cap Growth	10,741	1,136	927	(4)	943	—	11,889
Quant Large-Cap Value	9,668	1,877	356	(9)	584	—	11,764
Quant Small-Cap Equity	3,775	404	250	(2)	261	—	4,188
Quant Small/Mid-Cap Equity	2,786	257	162	(1)	221	—	3,101
TIAA-CREF Real Property Fund LPa	3,310	772	—	—	52	30	4,134
	$95,870	$15,455	$5,364	$(79)	$3,629	$87	$109,511

^	Some amounts represent less than $1,000.
a	Restricted security

Note 4—investments

TIAA-CREF Real Property Fund LP (“RPF”): The Funds invest in the RPF, which is an affiliated real estate limited partnership. The RPF is an unregistered open-end fund that intends to invest in direct real estate holdings and may invest a portion of its assets in REIT securities, mortgage related securitization and money market instruments in accordance with exemptive relief received from the Commission. The Funds are not liable for the debts of the RPF beyond the amounts the Funds have contributed. The Funds can redeem from RPF daily subject to certain approvals. Investments in the RPF are illiquid and the Funds may be unable to dispose of such investments at opportune times. As such, this investment has been designated as restricted and the value is reflected in the schedule of investments.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At August 31, 2018, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Lifecycle Retirement Income	$514,343	$53,479	$(5,875)	$47,604
Lifecycle 2010	1,089,663	170,918	(8,032)	162,886
Lifecycle 2015	1,844,315	130,643	(46,396)	84,247
Lifecycle 2020	3,601,614	313,970	(73,955)	240,015
Lifecycle 2025	4,109,845	442,961	(69,770)	373,191
Lifecycle 2030	4,006,808	521,352	(57,826)	463,526
Lifecycle 2035	3,989,708	618,689	(44,315)	574,374
Lifecycle 2040	4,740,479	858,109	(37,141)	820,968
Lifecycle 2045	2,377,865	596,420	(2,729)	593,691
Lifecycle 2050	1,576,601	374,551	(1,089)	373,462
Lifecycle 2055	526,090	91,733	(176)	91,557
Lifecycle 2060	99,625	10,039	(153)	9,886

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as upfront fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Note 5—subsequent event

On September 28, 2018, the Funds exchanged their shares held in the Institutional Class of the affiliated TIAA-CREF Funds for shares of Class W. Prior to September 30, 2018, the Funds incurred the fees of the affiliated TIAA-CREF Funds indirectly. Beginning October 1, 2018, the Funds directly incur their pro rata portion of the expenses of the affiliated TIAA-CREF Funds, excluding other investment pools or investment products.

21

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index Retirement Income Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2018

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%(a)

FIXED INCOME - 39.9%
11,615,606	TIAA-CREF Bond Index Fund	$122,080,024
	TOTAL FIXED INCOME	122,080,024

INFLATION-PROTECTED ASSETS - 10.0%
2,703,602	TIAA-CREF Inflation-Linked Bond Fund	30,550,700
	TOTAL INFLATION-PROTECTED ASSETS	30,550,700

INTERNATIONAL EQUITY - 11.8%
867,134	TIAA-CREF Emerging Markets Equity Index Fund	9,668,541
1,341,353	TIAA-CREF International Equity Index Fund	26,518,540
	TOTAL INTERNATIONAL EQUITY	36,187,081

SHORT-TERM FIXED INCOME - 9.9%
3,105,647	TIAA-CREF Short-Term Bond Index Fund	30,497,449
	TOTAL SHORT-TERM FIXED INCOME	30,497,449

U.S. EQUITY - 28.3%
3,990,180	TIAA-CREF Equity Index Fund	86,547,000
	TOTAL U.S. EQUITY	86,547,000

	TOTAL AFFILIATED INVESTMENT COMPANIES	305,862,254
	(Cost $284,534,951)

	TOTAL INVESTMENTS - 99.9%	305,862,254
	(Cost $284,534,951)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	384,456
	NET ASSETS - 100.0%	$306,246,710

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
1

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2010 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2010 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2018

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.2%(a)

FIXED INCOME - 39.6%
15,660,362	TIAA-CREF Bond Index Fund	$164,590,399
	TOTAL FIXED INCOME	164,590,399

INFLATION-PROTECTED ASSETS - 9.3%
3,405,534	TIAA-CREF Inflation-Linked Bond Fund	38,482,532
	TOTAL INFLATION-PROTECTED ASSETS	38,482,532

INTERNATIONAL EQUITY - 12.4%
1,235,673	TIAA-CREF Emerging Markets Equity Index Fund	13,777,750
1,910,996	TIAA-CREF International Equity Index Fund	37,780,386
	TOTAL INTERNATIONAL EQUITY	51,558,136

SHORT-TERM FIXED INCOME - 9.2%
3,912,355	TIAA-CREF Short-Term Bond Index Fund	38,419,328
	TOTAL SHORT-TERM FIXED INCOME	38,419,328

U.S. EQUITY - 29.7%
5,682,594	TIAA-CREF Equity Index Fund	123,255,457
	TOTAL U.S. EQUITY	123,255,457

	TOTAL AFFILIATED INVESTMENT COMPANIES	416,305,852
	(Cost $357,057,168)

	TOTAL INVESTMENTS - 100.2%	416,305,852
	(Cost $357,057,168)
	OTHER ASSETS & LIABILITIES, NET - (0.2)%	(821,848)
	NET ASSETS - 100.0%	$415,484,004

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
2

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2015 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2015 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2018

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%(a)

FIXED INCOME - 38.5%
29,924,972	TIAA-CREF Bond Index Fund	$314,511,453
	TOTAL FIXED INCOME	314,511,453

INFLATION-PROTECTED ASSETS - 7.2%
5,232,688	TIAA-CREF Inflation-Linked Bond Fund	59,129,378
	TOTAL INFLATION-PROTECTED ASSETS	59,129,378

INTERNATIONAL EQUITY - 13.9%
2,708,558	TIAA-CREF Emerging Markets Equity Index Fund	30,200,419
4,190,372	TIAA-CREF International Equity Index Fund	82,843,664
	TOTAL INTERNATIONAL EQUITY	113,044,083

SHORT-TERM FIXED INCOME - 7.2%
6,010,229	TIAA-CREF Short-Term Bond Index Fund	59,020,448
	TOTAL SHORT-TERM FIXED INCOME	59,020,448

U.S. EQUITY - 33.1%
12,473,675	TIAA-CREF Equity Index Fund	270,554,009
	TOTAL U.S. EQUITY	270,554,009

	TOTAL AFFILIATED INVESTMENT COMPANIES	816,259,371
	(Cost $695,891,414)

	TOTAL INVESTMENTS - 99.9%	816,259,371
	(Cost $695,891,414)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	503,003
	NET ASSETS - 100.0%	$816,762,374

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
3

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2020 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2020 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2018

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%(a)

FIXED INCOME - 36.4%
65,923,861	TIAA-CREF Bond Index Fund	$692,859,781
	TOTAL FIXED INCOME	692,859,781

INFLATION-PROTECTED ASSETS - 5.2%
8,834,569	TIAA-CREF Inflation-Linked Bond Fund	99,830,635
	TOTAL INFLATION-PROTECTED ASSETS	99,830,635

INTERNATIONAL EQUITY - 15.7%
7,139,814	TIAA-CREF Emerging Markets Equity Index Fund	79,608,923
11,046,738	TIAA-CREF International Equity Index Fund	218,394,006
	TOTAL INTERNATIONAL EQUITY	298,002,929

SHORT-TERM FIXED INCOME - 5.2%
10,148,299	TIAA-CREF Short-Term Bond Index Fund	99,656,301
	TOTAL SHORT-TERM FIXED INCOME	99,656,301

U.S. EQUITY - 37.4%
32,860,834	TIAA-CREF Equity Index Fund	712,751,482
	TOTAL U.S. EQUITY	712,751,482

	TOTAL AFFILIATED INVESTMENT COMPANIES	1,903,101,128
	(Cost $1,652,944,980)

	TOTAL INVESTMENTS - 99.9%	1,903,101,128
	(Cost $1,652,944,980)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	893,909
	NET ASSETS - 100.0%	$1,903,995,037

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
4

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2025 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2025 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2018

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%(a)

FIXED INCOME - 32.4%
71,847,414	TIAA-CREF Bond Index Fund	$755,116,319
	TOTAL FIXED INCOME	755,116,319

INFLATION-PROTECTED ASSETS - 3.3%
6,698,577	TIAA-CREF Inflation-Linked Bond Fund	75,693,920
	TOTAL INFLATION-PROTECTED ASSETS	75,693,920

INTERNATIONAL EQUITY - 18.0%
10,064,733	TIAA-CREF Emerging Markets Equity Index Fund	112,221,778
15,562,388	TIAA-CREF International Equity Index Fund	307,668,414
	TOTAL INTERNATIONAL EQUITY	419,890,192

SHORT-TERM FIXED INCOME - 3.2%
7,695,133	TIAA-CREF Short-Term Bond Index Fund	75,566,207
	TOTAL SHORT-TERM FIXED INCOME	75,566,207

U.S. EQUITY - 43.0%
46,283,453	TIAA-CREF Equity Index Fund	1,003,888,099
	TOTAL U.S. EQUITY	1,003,888,099

	TOTAL AFFILIATED INVESTMENT COMPANIES	2,330,154,737
	(Cost $2,019,383,272)

	TOTAL INVESTMENTS - 99.9%	2,330,154,737
	(Cost $2,019,383,272)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	2,379,501
	NET ASSETS - 100.0%	$2,332,534,238

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
5

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2030 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2030 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2018

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.8%(a)

FIXED INCOME - 28.4%
66,027,095	TIAA-CREF Bond Index Fund	$693,944,767
	TOTAL FIXED INCOME	693,944,767

INFLATION-PROTECTED ASSETS - 1.3%
2,708,623	TIAA-CREF Inflation-Linked Bond Fund	30,607,445
	TOTAL INFLATION-PROTECTED ASSETS	30,607,445

INTERNATIONAL EQUITY - 20.3%
11,934,479	TIAA-CREF Emerging Markets Equity Index Fund	133,069,437
18,455,735	TIAA-CREF International Equity Index Fund	364,869,881
	TOTAL INTERNATIONAL EQUITY	497,939,318

SHORT-TERM FIXED INCOME - 1.2%
3,111,937	TIAA-CREF Short-Term Bond Index Fund	30,559,224
	TOTAL SHORT-TERM FIXED INCOME	30,559,224

U.S. EQUITY - 48.6%
54,842,326	TIAA-CREF Equity Index Fund	1,189,530,049
	TOTAL U.S. EQUITY	1,189,530,049

	TOTAL AFFILIATED INVESTMENT COMPANIES	2,442,580,803
	(Cost $2,074,895,753)

	TOTAL INVESTMENTS - 99.8%	2,442,580,803
	(Cost $2,074,895,753)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	5,171,463
	NET ASSETS - 100.0%	$2,447,752,266

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
6

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2035 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2035 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2018

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%(a)

FIXED INCOME - 22.9%
49,220,521	TIAA-CREF Bond Index Fund	$517,307,674
	TOTAL FIXED INCOME	517,307,674

INTERNATIONAL EQUITY - 22.7%
12,289,803	TIAA-CREF Emerging Markets Equity Index Fund	137,031,308
19,008,254	TIAA-CREF International Equity Index Fund	375,793,173
	TOTAL INTERNATIONAL EQUITY	512,824,481

U.S. EQUITY - 54.3%
56,508,411	TIAA-CREF Equity Index Fund	1,225,667,442
	TOTAL U.S. EQUITY	1,225,667,442

	TOTAL AFFILIATED INVESTMENT COMPANIES	2,255,799,597
	(Cost $1,866,152,237)

	TOTAL INVESTMENTS - 99.9%	2,255,799,597
	(Cost $1,866,152,237)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	2,611,265
	NET ASSETS - 100.0%	$2,258,410,862

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
7

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2040 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2040 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2018

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.8%(a)

FIXED INCOME - 14.9%
34,728,098	TIAA-CREF Bond Index Fund	$364,992,313
	TOTAL FIXED INCOME	364,992,313

INTERNATIONAL EQUITY - 25.0%
14,667,790	TIAA-CREF Emerging Markets Equity Index Fund	163,545,863
22,681,920	TIAA-CREF International Equity Index Fund	448,421,564
	TOTAL INTERNATIONAL EQUITY	611,967,427

U.S. EQUITY - 59.9%
67,473,511	TIAA-CREF Equity Index Fund	1,463,500,450
	TOTAL U.S. EQUITY	1,463,500,450

	TOTAL AFFILIATED INVESTMENT COMPANIES	2,440,460,190
	(Cost $1,961,113,131)

	TOTAL INVESTMENTS - 99.8%	2,440,460,190
	(Cost $1,961,113,131)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	4,690,313
	NET ASSETS - 100.0%	$2,445,150,503

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
8

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2045 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2045 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2018

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.8%(a)

FIXED INCOME - 9.5%
14,064,725	TIAA-CREF Bond Index Fund	$147,820,259
	TOTAL FIXED INCOME	147,820,259

INTERNATIONAL EQUITY - 26.6%
9,966,116	TIAA-CREF Emerging Markets Equity Index Fund	111,122,193
15,414,110	TIAA-CREF International Equity Index Fund	304,736,955
	TOTAL INTERNATIONAL EQUITY	415,859,148

U.S. EQUITY - 63.7%
45,810,090	TIAA-CREF Equity Index Fund	993,620,858
	TOTAL U.S. EQUITY	993,620,858

	TOTAL AFFILIATED INVESTMENT COMPANIES	1,557,300,265
	(Cost $1,281,860,968)

	TOTAL INVESTMENTS - 99.8%	1,557,300,265
	(Cost $1,281,860,968)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	2,733,901
	NET ASSETS - 100.0%	$1,560,034,166

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
9

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2050 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2050 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2018

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%(a)

FIXED INCOME - 8.2%
8,895,112	TIAA-CREF Bond Index Fund	$93,487,626
	TOTAL FIXED INCOME	93,487,626

INTERNATIONAL EQUITY - 27.1%
7,361,337	TIAA-CREF Emerging Markets Equity Index Fund	82,078,905
11,381,661	TIAA-CREF International Equity Index Fund	225,015,443
	TOTAL INTERNATIONAL EQUITY	307,094,348

U.S. EQUITY - 64.6%
33,782,845	TIAA-CREF Equity Index Fund	732,749,898
	TOTAL U.S. EQUITY	732,749,898

	TOTAL AFFILIATED INVESTMENT COMPANIES	1,133,331,872
	(Cost $937,879,818)

	TOTAL INVESTMENTS - 99.9%	1,133,331,872
	(Cost $937,879,818)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	1,546,391
	NET ASSETS - 100.0%	$1,134,878,263

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
10

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2055 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2055 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2018

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.8%(a)

FIXED INCOME - 7.0%
2,818,498	TIAA-CREF Bond Index Fund	$29,622,411
	TOTAL FIXED INCOME	29,622,411

INTERNATIONAL EQUITY - 27.4%
2,780,823	TIAA-CREF Emerging Markets Equity Index Fund	31,006,180
4,301,474	TIAA-CREF International Equity Index Fund	85,040,149
	TOTAL INTERNATIONAL EQUITY	116,046,329

U.S. EQUITY - 65.4%
12,788,442	TIAA-CREF Equity Index Fund	277,381,310
	TOTAL U.S. EQUITY	277,381,310

	TOTAL AFFILIATED INVESTMENT COMPANIES	423,050,050
	(Cost $363,262,113)

	TOTAL INVESTMENTS - 99.8%	423,050,050
	(Cost $363,262,113)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	871,051
	NET ASSETS - 100.0%	$423,921,101

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
11

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2060 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2060 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2018

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.8%(a)

FIXED INCOME - 5.7%
545,946	TIAA-CREF Bond Index Fund	$5,737,891
	TOTAL FIXED INCOME	5,737,891

INTERNATIONAL EQUITY - 27.9%
666,519	TIAA-CREF Emerging Markets Equity Index Fund	7,431,687
1,029,623	TIAA-CREF International Equity Index Fund	20,355,647
	TOTAL INTERNATIONAL EQUITY	27,787,334

U.S. EQUITY - 66.2%
3,042,541	TIAA-CREF Equity Index Fund	65,992,713
	TOTAL U.S. EQUITY	65,992,713

	TOTAL AFFILIATED INVESTMENT COMPANIES	99,517,938
	(Cost $89,688,973)

	TOTAL INVESTMENTS - 99.8%	99,517,938
	(Cost $89,688,973)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	216,175
	NET ASSETS - 100.0%	$99,734,113

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
12

TIAA-CREF Lifecycle Index Funds – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The Lifecycle Index Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer Institutional, Advisor, Premier and Retirement Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the SEC related to interim filings. Accordingly, the Schedule of Investments does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of financial statement notes, please refer to the most recently filed annual or semi-annual report.

The preparation of the Schedule of investments requires the use of estimates made by management. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

New accounting pronouncement: In August 2018, FASB issued ASU 2018-13, Fair Value Measurement: Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurements. ASU 2018-13 modifies the disclosures required for fair value measurements. This guidance is effective for fiscal years beginning after December 15, 2019. Management is currently evaluating the impact of this guidance.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-CEN and N-PORT, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and various filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 2019, but still requires the Funds to maintain the data that would have been filed on Form N-PORT during the deferral period. Form N-CEN and the data requirements of Form N-PORT were implemented on June 1, 2018 and did not have an impact on net assets.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule, in relation to the implementation of the liquidity risk management program and the 15% illiquid investment limit, must be adopted by December 1, 2018. In February 2018, the Commission issued Release No. IC-33142, which delayed the compliance requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs from December 1, 2018 to June 1, 2019. Management is currently assessing the impact of this rule to the Funds’ financial statements and various filings.

In August 2018, the Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This final rule amends certain disclosure requirements that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other Commission disclosure requirements, U.S. GAAP or changes in the information environment. This rule eliminates the requirements for funds to present the components of distributable earnings on the balance sheet and parenthetically on the statement of changes in net assets. The requirements of this final rule are effective November 5, 2018. Management will implement the above changes for year ends occurring after the effective date of this issuance.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

13

TIAA-CREF Lifecycle Index Funds – Notes to Schedules of Investments (unaudited)

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended August 31, 2018, there were no transfers between levels by the Funds.

As of August 31, 2018, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

Issue	Value at 5/31/18	Purchases cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 8/31/18
Lifecycle Index Retirement Income Fund
TIAA-CREF Funds:
Bond Index	$116,737	$9,449	$4,012	$(140)	$46	$811	$122,080
Emerging Markets Equity Index	9,372	1,215	466	(39)	(414)	—	9,668
Equity Index	82,286	3,388	5,426	162	6,137	—	86,547
Inflation-Linked Bond	29,171	2,505	1,106	(23)	4	193	30,551
International Equity Index	25,219	2,504	1,003	(16)	(185)	—	26,519
Short-Term Bond Index	29,154	2,392	1,020	(22)	(7)	154	30,497
	$291,939	$21,453	$13,033	$(78)	$5,581	$1,158	$305,862
Lifecycle Index 2010 Fund
TIAA-CREF Funds:
Bond Index	$154,007	$15,376	$4,678	$(172)	$57	$1,091	$164,590
Emerging Markets Equity Index	13,062	1,994	629	(47)	(602)	—	13,778
Equity Index	115,559	7,949	9,215	234	8,729	—	123,256
Inflation-Linked Bond	35,593	4,126	1,212	(29)	5	240	38,483
International Equity Index	35,355	4,444	1,721	(29)	(269)	—	37,780
Short-Term Bond Index	35,567	4,082	1,196	(25)	(9)	193	38,419
	$389,143	$37,971	$18,651	$(68)	$7,911	$1,524	$416,306
Lifecycle Index 2015 Fund
TIAA-CREF Funds:
Bond Index	$295,893	$24,622	$5,768	$(248)	$12	$2,047	$314,511
Emerging Markets Equity Index	28,993	3,604	1,003	(84)	(1,310)	—	30,200
Equity Index	254,755	13,153	16,729	224	19,151	—	270,554
Inflation-Linked Bond	54,843	5,437	1,120	(29)	(2)	360	59,129
International Equity Index	78,064	7,973	2,565	(41)	(587)	—	82,844
Short-Term Bond Index	54,813	5,426	1,167	(25)	(26)	291	59,021
	$767,361	$60,215	$28,352	$(203)	$17,238	$2,698	$816,259
14

TIAA-CREF Lifecycle Index Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at 5/31/18	Purchases cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 8/31/18
Lifecycle Index 2020 Fund
TIAA-CREF Funds:
Bond Index	$632,175	$68,260	$7,145	$(375)	$(55)	$4,477	$692,860
Emerging Markets Equity Index	74,508	10,416	1,632	(143)	(3,540)	—	79,609
Equity Index	655,662	35,358	29,021	334	50,418	—	712,751
Inflation-Linked Bond	89,720	11,131	978	(35)	(7)	599	99,831
International Equity Index	200,858	22,609	3,343	(65)	(1,665)	—	218,394
Short-Term Bond Index	89,666	11,052	980	(21)	(61)	488	99,656
	$1,742,589	$158,826	$43,099	$(305)	$45,090	$5,564	$1,903,101
Lifecycle Index 2025 Fund
TIAA-CREF Funds:
Bond Index	$685,205	$71,292	$881	$(50)	$(450)	$4,834	$755,116
Emerging Markets Equity Index	104,390	13,671	752	(87)	(5,000)	—	112,222
Equity Index	918,225	42,069	27,420	147	70,867	—	1,003,888
Inflation-Linked Bond	66,867	8,895	40	(1)	(27)	444	75,694
International Equity Index	281,293	30,346	1,611	(57)	(2,302)	—	307,669
Short-Term Bond Index	66,828	8,845	45	(1)	(61)	364	75,566
	$2,122,808	$175,118	$30,749	$(49)	$63,027	$5,642	$2,330,155
Lifecycle Index 2030 Fund
TIAA-CREF Funds:
Bond Index	$619,462	$76,989	$2,107	$(126)	$(273)	$4,427	$693,945
Emerging Markets Equity Index	121,783	18,712	1,378	(146)	(5,902)	—	133,069
Equity Index	1,070,005	65,143	29,284	142	83,524	—	1,189,530
Inflation-Linked Bond	25,235	5,441	64	(2)	(2)	171	30,608
International Equity Index	327,968	41,394	1,616	(61)	(2,815)	—	364,870
Short-Term Bond Index	25,220	5,423	62	(2)	(20)	142	30,559
	$2,189,673	$213,102	$34,511	$(195)	$74,512	$4,740	$2,442,581
Lifecycle Index 2035 Fund
TIAA-CREF Funds:
Bond Index	$465,197	$53,764	$1,327	$(81)	$(245)	$3,297	$517,308
Emerging Markets Equity Index	127,622	16,785	1,144	(128)	(6,104)	—	137,031
Equity Index	1,121,872	45,216	28,167	159	86,588	—	1,225,668
International Equity Index	343,932	36,313	1,560	(67)	(2,825)	—	375,793
	$2,058,623	$152,078	$32,198	$(117)	$77,414	$3,297	$2,255,800
Lifecycle Index 2040 Fund
TIAA-CREF Funds:
Bond Index	$319,200	$46,230	$246	$(15)	$(177)	$2,306	$364,992
Emerging Markets Equity Index	149,441	22,174	612	(82)	(7,375)	—	163,546
Equity Index	1,314,478	74,598	28,300	76	102,648	—	1,463,500
International Equity Index	402,729	49,856	614	(32)	(3,517)	—	448,422
	$2,185,848	$192,858	$29,772	$(53)	$91,579	$2,306	$2,440,460
Lifecycle Index 2045 Fund
TIAA-CREF Funds:
Bond Index	$131,686	$16,315	$90	$(5)	$(86)	$942	$147,820
Emerging Markets Equity Index	101,099	15,152	149	(23)	(4,957)	—	111,122
Equity Index	886,241	52,216	14,216	18	69,362	—	993,621
International Equity Index	271,954	35,202	72	(7)	(2,340)	—	304,737
	$1,390,980	$118,885	$14,527	$(17)	$61,979	$942	$1,557,300
15

TIAA-CREF Lifecycle Index Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at 5/31/18	Purchases cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 8/31/18
Lifecycle Index 2050 Fund
TIAA-CREF Funds:
Bond Index	$81,523	$12,063	$46	$(3)	$(49)	$593	$93,488
Emerging Markets Equity Index	72,546	13,359	170	(23)	(3,633)	—	82,079
Equity Index	641,852	49,970	9,915	2	50,841	—	732,750
International Equity Index	196,295	30,567	94	(7)	(1,746)	—	225,015
	$992,216	$105,959	$10,225	$(31)	$45,413	$593	$1,133,332
Lifecycle Index 2055 Fund
TIAA-CREF Funds:
Bond Index	$25,407	$4,258	$26	$(2)	$(14)	$187	$29,623
Emerging Markets Equity Index	27,178	5,193	7	(1)	(1,357)	—	31,006
Equity Index	238,875	23,100	3,684	(7)	19,097	—	277,381
International Equity Index	73,217	12,560	89	(6)	(642)	—	85,040
	$364,677	$45,111	$3,806	$(16)	$17,084	$187	$423,050
Lifecycle Index 2060 Fund
TIAA-CREF Funds:
Bond Index	$4,515	$1,321	$97	$(4)	$3	$35	$5,738
Emerging Markets Equity Index	5,932	1,994	178	(22)	(294)	—	7,432
Equity Index	51,991	11,447	1,843	(2)	4,400	—	65,993
International Equity Index	16,049	4,817	343	(24)	(144)	—	20,355
	$78,487	$19,579	$2,461	$(52)	$3,965	$35	$99,518

Note 4—investments

Net unrealized appreciation (depreciation): At August 31, 2018, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

		Gross	Gross	Net unrealized
	Tax	unrealized	unrealized	appreciation
Fund	cost	appreciation	(depreciation)	(depreciation)
Lifecycle Index Retirement Income	$286,433	$21,320	$(1,891)	$19,429
Lifecycle Index 2010	361,449	57,290	(2,433)	54,857
Lifecycle Index 2015	702,579	119,624	(5,944)	113,680
Lifecycle Index 2020	1,663,530	255,659	(16,088)	239,571
Lifecycle Index 2025	2,027,823	319,973	(17,642)	302,331
Lifecycle Index 2030	2,083,113	374,563	(15,095)	359,468
Lifecycle Index 2035	1,873,305	393,526	(11,032)	382,494
Lifecycle Index 2040	1,968,357	479,438	(7,335)	472,103
Lifecycle Index 2045	1,285,635	274,693	(3,028)	271,665
Lifecycle Index 2050	940,260	194,915	(1,843)	193,072
Lifecycle Index 2055	364,291	59,308	(549)	58,759
Lifecycle Index 2060	90,005	9,601	(88)	9,513

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as upfront fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Note 5—subsequent event

On September 28, 2018, the Funds exchanged their shares held in the Institutional Class of the affiliated TIAA-CREF Funds for shares of Class W. Prior to September 30, 2018, the Funds incurred the fees of the affiliated TIAA-CREF Funds indirectly. Beginning October 1, 2018, the Funds directly incur their pro rata portion of the expenses of the affiliated TIAA-CREF Funds, excluding other investment pools or investment products.

16

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Income Fund

TIAA-CREF LIFESTYLE FUNDS

LIFESTYLE INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2018

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.8%(a)

FIXED INCOME - 37.5%
1,459,899	TIAA-CREF Bond Fund	$14,701,182
1,278,722	TIAA-CREF Bond Plus Fund	12,966,246
	TOTAL FIXED INCOME	27,667,428

INTERNATIONAL EQUITY - 7.0%
98,436	TIAA-CREF Emerging Markets Equity Fund	1,090,672
92,680	TIAA-CREF International Equity Fund	1,149,230
69,161	TIAA-CREF International Opportunities Fund	938,516
170,439	TIAA-CREF Quant International Equity Fund	1,360,102
53,815	TIAA-CREF Quant International Small-Cap Equity Fund	622,097
	TOTAL INTERNATIONAL EQUITY	5,160,617

SHORT-TERM FIXED INCOME - 40.5%
2,925,063	TIAA-CREF Short-Term Bond Fund	29,864,897
	TOTAL SHORT-TERM FIXED INCOME	29,864,897

U.S. EQUITY - 14.8%
145,365	TIAA-CREF Growth & Income Fund	2,305,487
109,476	TIAA-CREF Large-Cap Growth Fund	2,575,975
129,547	TIAA-CREF Large-Cap Value Fund	2,545,606
77,529	TIAA-CREF Quant Large-Cap Growth Fund	1,211,781
112,846	TIAA-CREF Quant Large-Cap Value Fund	1,200,682
27,480	TIAA-CREF Quant Small-Cap Equity Fund	586,416
33,801	TIAA-CREF Quant Small/Mid-Cap Equity Fund	473,557
	TOTAL U.S. EQUITY	10,899,504

	TOTAL AFFILIATED INVESTMENT COMPANIES	73,592,446
	(Cost $71,239,490)

	TOTAL INVESTMENTS - 99.8%	73,592,446
	(Cost $71,239,490)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	137,318
	NET ASSETS - 100.0%	$73,729,764

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
1

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Conservative Fund

TIAA-CREF LIFESTYLE FUNDS

LIFESTYLE CONSERVATIVE FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2018

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%(a)

FIXED INCOME - 37.5%
2,310,741	TIAA-CREF Bond Fund	$23,269,164
6,343,973	TIAA-CREF Bond Plus Fund	64,327,885
	TOTAL FIXED INCOME	87,597,049

INTERNATIONAL EQUITY - 12.9%
508,816	TIAA-CREF Emerging Markets Equity Fund	5,637,687
586,011	TIAA-CREF International Equity Fund	7,266,531
437,867	TIAA-CREF International Opportunities Fund	5,941,857
918,684	TIAA-CREF Quant International Equity Fund	7,331,095
340,149	TIAA-CREF Quant International Small-Cap Equity Fund	3,932,126
	TOTAL INTERNATIONAL EQUITY	30,109,296

SHORT-TERM FIXED INCOME - 20.6%
4,704,258	TIAA-CREF Short-Term Bond Fund	48,030,472
	TOTAL SHORT-TERM FIXED INCOME	48,030,472

U.S. EQUITY - 28.9%
920,834	TIAA-CREF Growth & Income Fund	14,604,428
693,641	TIAA-CREF Large-Cap Growth Fund	16,321,374
820,699	TIAA-CREF Large-Cap Value Fund	16,126,736
440,193	TIAA-CREF Quant Large-Cap Growth Fund	6,880,219
640,374	TIAA-CREF Quant Large-Cap Value Fund	6,813,582
173,998	TIAA-CREF Quant Small-Cap Equity Fund	3,713,121
214,009	TIAA-CREF Quant Small/Mid-Cap Equity Fund	2,998,270
	TOTAL U.S. EQUITY	67,457,730

	TOTAL AFFILIATED INVESTMENT COMPANIES	233,194,547
	(Cost $217,112,527)

	TOTAL INVESTMENTS - 99.9%	233,194,547
	(Cost $217,112,527)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	283,985
	NET ASSETS - 100.0%	$233,478,532

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
2

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Moderate Fund

TIAA-CREF LIFESTYLE FUNDS

LIFESTYLE MODERATE FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2018

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.8%(a)

FIXED INCOME - 38.1%
13,115,529	TIAA-CREF Bond Plus Fund	$132,991,465
	TOTAL FIXED INCOME	132,991,465

INTERNATIONAL EQUITY - 18.8%
1,057,572	TIAA-CREF Emerging Markets Equity Fund	11,717,896
1,312,305	TIAA-CREF International Equity Fund	16,272,582
980,656	TIAA-CREF International Opportunities Fund	13,307,500
1,934,914	TIAA-CREF Quant International Equity Fund	15,440,611
762,092	TIAA-CREF Quant International Small-Cap Equity Fund	8,809,786
	TOTAL INTERNATIONAL EQUITY	65,548,375

U.S. EQUITY - 42.9%
2,061,134	TIAA-CREF Growth & Income Fund	32,689,587
1,552,055	TIAA-CREF Large-Cap Growth Fund	36,519,847
1,836,446	TIAA-CREF Large-Cap Value Fund	36,086,166
949,230	TIAA-CREF Quant Large-Cap Growth Fund	14,836,457
1,380,664	TIAA-CREF Quant Large-Cap Value Fund	14,690,270
389,141	TIAA-CREF Quant Small-Cap Equity Fund	8,304,264
479,066	TIAA-CREF Quant Small/Mid-Cap Equity Fund	6,711,720
	TOTAL U.S. EQUITY	149,838,311

	TOTAL AFFILIATED INVESTMENT COMPANIES	348,378,151
	(Cost $310,374,417)

	TOTAL INVESTMENTS - 99.8%	348,378,151
	(Cost $310,374,417)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	577,598
	NET ASSETS - 100.0%	$348,955,749

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
3

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Growth Fund

TIAA-CREF LIFESTYLE FUNDS

LIFESTYLE GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2018

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.1%(a)

FIXED INCOME - 18.2%
2,880,378	TIAA-CREF Bond Plus Fund	$29,207,031
	TOTAL FIXED INCOME	29,207,031

INTERNATIONAL EQUITY - 24.8%
624,850	TIAA-CREF Emerging Markets Equity Fund	6,923,335
805,633	TIAA-CREF International Equity Fund	9,989,845
601,817	TIAA-CREF International Opportunities Fund	8,166,652
1,150,754	TIAA-CREF Quant International Equity Fund	9,183,014
467,951	TIAA-CREF Quant International Small-Cap Equity Fund	5,409,517
	TOTAL INTERNATIONAL EQUITY	39,672,363

U.S. EQUITY - 57.1%
1,263,741	TIAA-CREF Growth & Income Fund	20,042,930
951,872	TIAA-CREF Large-Cap Growth Fund	22,397,555
1,126,337	TIAA-CREF Large-Cap Value Fund	22,132,528
571,685	TIAA-CREF Quant Large-Cap Growth Fund	8,935,430
831,235	TIAA-CREF Quant Large-Cap Value Fund	8,844,342
238,798	TIAA-CREF Quant Small-Cap Equity Fund	5,095,943
293,957	TIAA-CREF Quant Small/Mid-Cap Equity Fund	4,118,343
	TOTAL U.S. EQUITY	91,567,071

	TOTAL AFFILIATED INVESTMENT COMPANIES	160,446,465
	(Cost $135,881,776)

	TOTAL INVESTMENTS - 100.1%	160,446,465
	(Cost $135,881,776)
	OTHER ASSETS & LIABILITIES, NET - (0.1)%	(83,009)
	NET ASSETS - 100.0%	$160,363,456

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
4

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Aggressive Growth Fund

TIAA-CREF LIFESTYLE FUNDS

LIFESTYLE AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2018

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%(a)

INTERNATIONAL EQUITY - 29.5%
514,831	TIAA-CREF Emerging Markets Equity Fund	$5,704,333
757,012	TIAA-CREF International Equity Fund	9,386,950
565,980	TIAA-CREF International Opportunities Fund	7,680,353
977,826	TIAA-CREF Quant International Equity Fund	7,803,051
439,315	TIAA-CREF Quant International Small-Cap Equity Fund	5,078,478
	TOTAL INTERNATIONAL EQUITY	35,653,165

U.S. EQUITY - 70.5%
1,188,763	TIAA-CREF Growth & Income Fund	18,853,776
895,183	TIAA-CREF Large-Cap Growth Fund	21,063,667
1,059,544	TIAA-CREF Large-Cap Value Fund	20,820,043
506,088	TIAA-CREF Quant Large-Cap Growth Fund	7,910,161
735,096	TIAA-CREF Quant Large-Cap Value Fund	7,821,424
224,663	TIAA-CREF Quant Small-Cap Equity Fund	4,794,314
276,333	TIAA-CREF Quant Small/Mid-Cap Equity Fund	3,871,424
	TOTAL U.S. EQUITY	85,134,809

	TOTAL AFFILIATED INVESTMENT COMPANIES	120,787,974
	(Cost $98,884,396)

	TOTAL INVESTMENTS - 100.0%	120,787,974
	(Cost $98,884,396)
	OTHER ASSETS & LIABILITIES, NET - 0.0%	(7,040)
	NET ASSETS - 100.0%	$120,780,934

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
5

TIAA-CREF Lifestyle Funds – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The Lifestyle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the SEC related to interim filings. Accordingly, the Schedule of Investments does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of financial statement notes, please refer to the most recently filed annual or semi-annual report.

The preparation of the Schedule of investments requires the use of estimates made by management. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

New accounting pronouncement: In August 2018, FASB issued ASU 2018-13, Fair Value Measurement: Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurements. ASU 2018-13 modifies the disclosures required for fair value measurements. This guidance is effective for fiscal years beginning after December 15, 2019. Management is currently evaluating the impact of this guidance.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-CEN and N-PORT, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and various filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 2019, but still requires the Funds to maintain the data that would have been filed on Form N-PORT during the deferral period. Form N-CEN and the data requirements of Form N-PORT were implemented on June 1, 2018 and did not have an impact on net assets.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule, in relation to the implementation of the liquidity risk management program and the 15% illiquid investment limit, must be adopted by December 1, 2018. In February 2018, the Commission issued Release No. IC-33142, which delayed the compliance requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs from December 1, 2018 to June 1, 2019. Management is currently assessing the impact of this rule to the Funds’ financial statements and various filings.

In August 2018, the Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This final rule amends certain disclosure requirements that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other Commission disclosure requirements, U.S. GAAP or changes in the information environment. This rule eliminates the requirements for funds to present the components of distributable earnings on the balance sheet and parenthetically on the statement of changes in net assets. The requirements of this final rule are effective November 5, 2018. Management will implement the above changes for year ends occurring after the effective date of this issuance.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

6

TIAA-CREF Lifestyle Funds – Notes to Schedules of Investments (unaudited)

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended August 31, 2018, there were no transfers between levels by the Funds.

As of August 31, 2018, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands^):

					Change in
					unrealized
	Value at	Purchase	Sales	Realized	appreciation	Dividend	Value at
Issue	5/31/18	cost	proceeds	gain (loss)	(depreciation)	income	8/31/18
Lifestyle Income Fund
TIAA-CREF Funds:
Bond	$14,209	$942	$409	$(11)	$(30)	$114	$14,701
Bond Plus	12,727	784	508	(8)	(29)	108	12,966
Emerging Markets Equity	965	243	38	(5)	(74)	—	1,091
Growth & Income	2,204	71	127	17	140	7	2,305
International Equity	1,109	138	42	(2)	(54)	—	1,149
International Opportunities	906	74	35	1	(7)	—	939
Large-Cap Growth	2,602	109	333	83	115	—	2,576
Large-Cap Value	2,332	236	136	6	108	—	2,546
Quant International Equity Fund	1,476	118	216	(14)	(4)	—	1,360
Quant International Small-Cap Equity Fund	606	58	14	(1)	(27)	—	622
Quant Large-Cap Growth Fund	1,115	113	110	23	70	—	1,211
Quant Large-Cap Value Fund	1,018	164	39	1	57	—	1,201
Quant Small-Cap Equity Fund	585	18	55	5	33	—	586
Quant Small/Mid-Cap Equity Fund	470	13	45	8	28	—	474
Short-Term Bond	28,741	2,127	948	(9)	(46)	182	29,865
	$71,065	$5,208	$3,055	$94	$280	$411	$73,592
7

TIAA-CREF Lifestyle Funds – Notes to Schedules of Investments (unaudited)

					Change in
					unrealized
	Value at	Purchase	Sales	Realized	appreciation	Dividend	Value at
Issue	5/31/18	cost	proceeds	gain (loss)	(depreciation)	income	8/31/18
Lifestyle Conservative Fund
TIAA-CREF Funds:
Bond	$22,405	$1,322	$392	$(14)	$(52)	$180	$23,269
Bond Plus	62,517	3,116	1,121	(39)	(145)	531	64,328
Emerging Markets Equity	5,181	954	67	(10)	(420)	—	5,638
Growth & Income	13,889	312	590	61	932	42	14,604
International Equity	6,970	734	86	(3)	(348)	—	7,267
International Opportunities	5,733	397	157	8	(39)	—	5,942
Large-Cap Growth	16,373	372	1,667	324	919	—	16,321
Large-Cap Value	14,670	1,311	569	14	701	—	16,127
Quant International Equity Fund	7,515	491	581	(38)	(56)	—	7,331
Quant International Small-Cap Equity Fund	3,811	328	31	(3)	(173)	—	3,932
Quant Large-Cap Growth Fund	6,572	317	559	89	461	—	6,880
Quant Large-Cap Value Fund	5,965	693	181	3	334	—	6,814
Quant Small-Cap Equity Fund	3,673	98	298	18	222	—	3,713
Quant Small/Mid-Cap Equity Fund	2,960	51	236	29	194	—	2,998
Short-Term Bond	45,866	3,022	768	(11)	(78)	291	48,031
	$224,100	$13,518	$7,303	$428	$2,452	$1,044	$233,195
Lifestyle Moderate Fund
TIAA-CREF Funds:
Bond Plus	$127,212	$7,891	$1,742	$(61)	$(309)	$1,086	$132,991
Emerging Markets Equity	10,851	2,070	295	(39)	(869)	—	11,718
Growth & Income	30,837	755	1,110	110	2,098	93	32,690
International Equity	15,458	1,722	124	(7)	(776)	—	16,273
International Opportunities	12,708	754	83	(1)	(71)	—	13,307
Large-Cap Growth	36,350	896	3,493	663	2,104	—	36,520
Large-Cap Value	32,569	3,163	1,236	21	1,569	—	36,086
Quant International Equity Fund	15,364	1,030	760	(53)	(140)	—	15,441
Quant International Small-Cap Equity Fund	8,449	866	114	(13)	(378)	—	8,810
Quant Large-Cap Growth Fund	14,275	686	1,320	172	1,023	—	14,836
Quant Large-Cap Value Fund	12,919	1,414	371	(2)	730	—	14,690
Quant Small-Cap Equity Fund	8,158	311	697	35	497	—	8,304
Quant Small/Mid-Cap Equity Fund	6,578	192	550	63	429	—	6,712
	$331,728	$21,750	$11,895	$888	$5,907	$1,179	$348,378
8

TIAA-CREF Lifestyle Funds – Notes to Schedules of Investments (unaudited)

					Change in
					unrealized
	Value at	Purchase	Sales	Realized	appreciation	Dividend	Value at
Issue	5/31/18	cost	proceeds	gain (loss)	(depreciation)	income	8/31/18
Lifestyle Growth Fund
TIAA-CREF Funds:
Bond Plus	$28,054	$2,067	$833	$(29)	$(52)	$240	$29,207
Emerging Markets Equity	6,463	1,215	217	(22)	(516)	—	6,923
Growth & Income	18,952	395	664	77	1,283	57	20,043
International Equity	9,504	1,148	181	(7)	(474)	—	9,990
International Opportunities	7,811	607	209	10	(52)	—	8,167
Large-Cap Growth	22,362	560	2,229	490	1,214	—	22,397
Large-Cap Value	20,020	1,928	795	4	976	—	22,133
Quant International Equity Fund	9,049	649	402	(25)	(88)	—	9,183
Quant International Small-Cap Equity Fund	5,196	512	58	(5)	(235)	—	5,410
Quant Large-Cap Growth Fund	8,669	259	719	104	622	—	8,935
Quant Large-Cap Value Fund	7,837	800	235	(3)	445	—	8,844
Quant Small-Cap Equity Fund	5,017	140	390	22	307	—	5,096
Quant Small/Mid-Cap Equity Fund	4,041	60	287	37	267	—	4,118
	$152,975	$10,340	$7,219	$653	$3,697	$297	$160,446
Lifestyle Aggressive Growth Fund
TIAA-CREF Funds:
Emerging Markets Equity	$5,505	$960	$305	$(34)	$(422)	$—	$5,704
Growth & Income	17,674	843	935	80	1,192	54	18,854
International Equity	8,899	1,242	301	(18)	(435)	—	9,387
International Opportunities	7,315	731	325	—	(40)	—	7,681
Large-Cap Growth	20,862	952	2,342	426	1,166	—	21,064
Large-Cap Value	18,701	2,199	997	9	908	—	20,820
Quant International Equity Fund	7,328	792	225	(7)	(85)	—	7,803
Quant International Small-Cap Equity Fund	4,863	557	117	(11)	(214)	—	5,078
Quant Large-Cap Growth Fund	7,796	364	904	98	556	—	7,910
Quant Large-Cap Value Fund	7,020	831	429	3	396	—	7,821
Quant Small-Cap Equity Fund	4,693	234	440	21	286	—	4,794
Quant Small/Mid-Cap Equity Fund	3,776	155	344	37	248	—	3,872
	$114,432	$9,860	$7,664	$604	$3,556	$54	$120,788

^ Some amounts represent less than $1,000.

9

TIAA-CREF Lifestyle Funds – Notes to Schedules of Investments (unaudited)

Note 4—investments

Net unrealized appreciation (depreciation): At August 31, 2018, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Lifestyle Income	$71,825	$3,004	$(1,237)	$1,767
Lifestyle Conservative	218,825	17,862	(3,492)	14,370
Lifestyle Moderate	313,309	39,115	(4,046)	35,069
Lifestyle Growth	137,581	23,666	(800)	22,866
Lifestyle Aggressive Growth	100,290	20,498	—	20,498

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as upfront fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

10

TIAA-CREF FUNDS – Managed Allocation Fund

TIAA-CREF FUNDS
MANAGED ALLOCATION FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2018

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%(a)

FIXED INCOME - 38.1%
33,274,294	TIAA-CREF Bond Plus Fund	$337,401,337
	TOTAL FIXED INCOME	337,401,337

INTERNATIONAL EQUITY - 18.8%
2,678,408	TIAA-CREF Emerging Markets Equity Fund	29,676,761
2,769,738	TIAA-CREF International Equity Fund	34,344,756
2,491,777	TIAA-CREF International Opportunities Fund	33,813,409
5,776,297	TIAA-CREF Quant International Equity Fund	46,094,849
1,933,674	TIAA-CREF Quant International Small-Cap Equity Fund	22,353,270
	TOTAL INTERNATIONAL EQUITY	166,283,045

U.S. EQUITY - 43.0%
4,902,662	TIAA-CREF Growth & Income Fund	77,756,213
2,952,854	TIAA-CREF Large-Cap Growth Fund	69,480,664
3,494,989	TIAA-CREF Large-Cap Value Fund	68,676,536
4,077,120	TIAA-CREF Quant Large-Cap Growth Fund	63,725,382
5,925,216	TIAA-CREF Quant Large-Cap Value Fund	63,044,301
1,009,863	TIAA-CREF Quant Small-Cap Equity Fund	21,550,479
1,139,758	TIAA-CREF Quant Small/Mid-Cap Equity Fund	15,968,010
	TOTAL U.S. EQUITY	380,201,585

	TOTAL AFFILIATED INVESTMENT COMPANIES	883,885,967
	(Cost $721,451,099)

	TOTAL INVESTMENTS - 99.9%	883,885,967
	(Cost $721,451,099)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	772,510
	NET ASSETS - 100.0%	$884,658,477

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
1

TIAA-CREF Managed Allocation Fund – Notes to Schedule of Investments (unaudited)

Note 1—organization and significant accounting policies

The TIAA-CREF Managed Allocation Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Fund offers its shares, without a sales load, through its principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Fund. The Fund offers three share classes: Institutional, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the SEC related to interim filings. Accordingly, the Schedule of Investments does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of financial statement notes, please refer to the most recently filed annual or semi-annual report.

The preparation of the Schedule of investments requires the use of estimates made by management. Actual results may differ from those estimates. The Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

New accounting pronouncement: In August 2018, FASB issued ASU 2018-13, Fair Value Measurement: Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurements. ASU 2018-13 modifies the disclosures required for fair value measurements. This guidance is effective for fiscal years beginning after December 15, 2019. Management is currently evaluating the impact of this guidance.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-CEN and N-PORT, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and various filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 2019, but still requires the Funds to maintain the data that would have been filed on Form N-PORT during the deferral period. Form N-CEN and the data requirements of Form N-PORT were implemented on June 1, 2018 and did not have an impact on net assets.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule, in relation to the implementation of the liquidity risk management program and the 15% illiquid investment limit, must be adopted by December 1, 2018. In February 2018, the Commission issued Release No. IC-33142, which delayed the compliance requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs from December 1, 2018 to June 1, 2019. Management is currently assessing the impact of this rule to the Funds’ financial statements and various filings.

In August 2018, the Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This final rule amends certain disclosure requirements that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other Commission disclosure requirements, U.S. GAAP or changes in the information environment. This rule eliminates the requirements for funds to present the components of distributable earnings on the balance sheet and parenthetically on the statement of changes in net assets. The requirements of this final rule are effective November 5, 2018. Management will implement the above changes for year ends occurring after the effective date of this issuance.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2

TIAA-CREF Managed Allocation Fund – Notes to Schedule of Investments (unaudited)

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended August 31, 2018, there were no transfers between levels by the Fund.

As of August 31, 2018, all of the investments in the Fund were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

Issue	Value at 5/31/18	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 8/31/18
Managed Allocation Fund
TIAA-CREF Funds:
Bond Plus	$333,222	$8,706	$3,552	$(111)	$(864)	$2,792	$337,401
Emerging Markets Equity	28,434	4,299	736	(97)	(2,223)	—	29,677
Growth & Income	75,757	16	3,354	698	4,639	227	77,756
International Equity	33,767	2,386	136	(4)	(1,668)	—	34,345
International Opportunities	33,275	1,206	480	81	(268)	—	33,814
Large-Cap Growth	71,391	31	7,294	2,478	2,875	—	69,481
Large-Cap Value	64,003	3,817	2,221	101	2,977	—	68,677
Quant International Equity Fund	47,037	1,695	2,073	(109)	(455)	—	46,095
Quant International Small-Cap Equity Fund	22,155	1,361	158	(8)	(997)	—	22,353
Quant Large-Cap Growth Fund	64,090	367	6,026	1,914	3,380	—	63,725
Quant Large-Cap Value Fund	57,837	3,478	1,472	38	3,163	—	63,044
Quant Small-Cap Equity Fund	21,855	56	1,767	460	946	—	21,550
Quant Small/Mid-Cap Equity Fund	16,125	54	1,403	267	925	—	15,968
	$868,948	$27,472	$30,672	$5,708	$12,430	$3,019	$883,886

Note 4—investments

Net unrealized appreciation (depreciation): At August 31, 2018, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Managed Allocation	$727,686	$160,691	$(4,491)	$156,200

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as upfront fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

3

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: October 12, 2018	By:	/s/Bradley Finkle
Bradley Finkle
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: October 12, 2018	By:	/s/Bradley Finkle
Bradley Finkle
Principal Executive Officer and President
(principal executive officer)

Dated: October 12, 2018	By:	/s/E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer